                    Semiannual Report - Financial Statements
     T. ROWE PRICE

                              TOTAL EQUITY MARKET
                                   INDEX FUND
                                 JUNE 30, 2000

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------
Unaudited

--------------------
FINANCIAL HIGHLIGHTS                      For a share outstanding throughout each period
----------------------------------------------------------------------------------------
                                                  6 Months             Year      1/30/98
                                                     Ended            Ended      Through
                                                   6/30/00         12/31/99     12/31/98
NET ASSET VALUE
Beginning of period                              $   14.77        $   12.19     $  10.00

Investment activities
 Net investment income (loss)                         0.06             0.12         0.11
 Net realized and unrealized gain (loss)             (0.16)            2.69         2.20

 Total from investment activities                    (0.10)            2.81         2.31

Distributions
 Net investment income                                   -            (0.11)       (0.12)
 Net realized gain                                       -            (0.12)           -

 Total distribtutions                                    -            (0.23)       (0.12)

NET ASSET VALUE
 End of period                                   $   14.67        $   14.77     $  12.19
                                                 ---------------------------------------

 Ratios/Supplemental Data
Total return*                                       (0.68)%          23.25%       23.19%
Ratio of total expenses to average net assets         0.40%+          0.40%        0.40%+
Ratio of net investment income (loss) to
average net assets                                    0.82%+          0.98%        1.33%+
Portfolio turnover rate                                5.0%+           3.2%         1.9%+
Net assets, end of period (in thousands)         $ 224,712        $ 199,427     $ 61,210


* Total return reflects the rate that an investor would have earned on an investment in the fund during the period, assuming reinvestment of all distributions and payment of no redemption or account fees.
+  Annualized


The accompanying notes are an integral part of these financial statements.

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--------------------------------------------------------------------------------
Unaudited                                                         June 30, 2000

-----------------------
STATEMENT OF NET ASSETS                                        Shares          Value
------------------------------------------------------------------------------------
                                                                        In thousands

      COMMON STOCKS  97.0%


      BASIC MATERIALS  2.4%

      Chemicals  1.4%
      DuPont                                                    14,209    $      622
      3M                                                         5,100           421
      Dow Chemical                                               8,400           254
      Rohm & Haas                                                3,400           117
      PPG Industries                                             2,400           106
      Avery Dennison                                             1,500           101
      Air Products and Chemicals                                 3,000            92
      Union Carbide                                              1,800            89
      Ecolab                                                     2,200            86
      Praxair                                                    2,100            79
      Vulcan Materials                                           1,600            68
      TETRA Technologies *                                       4,200            60
      Eastman Chemical                                           1,200            57
      Sealed Air *                                               1,000            52
      FMC *                                                        900            52
      Sherwin-Williams                                           2,400            51
      Lyondell Petrochemical                                     2,800            47
      Engelhard                                                  2,600            44
      NL Industries                                              2,700            41
      Great Lakes Chemical                                       1,300            41
      Cabot                                                      1,500            41
      Goodyear Tire & Rubber                                     2,000            40
      Sybron  *                                                  1,800            36
      Ashland                                                    1,000            35
      H.B. Fuller                                                  600            27
      Carlisle Companies                                           600            27
      Hercules                                                   1,800            25
      Valspar                                                      700            24
      Crompton                                                   1,900            23
      Hawkins Chemical                                           2,800            22
      Millennium Chemicals                                       1,300            22
      Solutia                                                    1,600            22
      Cytec *                                                      800            20

3
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--------------------------------------------------------------------------------

                                                               Shares          Value
------------------------------------------------------------------------------------

                                                                        In thousands
      IMC Global                                                 1,500    $       20
      RPM                                                        1,900            19
      Ionics *                                                     600            18
      Airgas *                                                   3,100            18
      W. R. Grace *                                              1,400            17
      A. Schulman                                                1,300            16
      Lubrizol                                                     700            15
      Ivex Packaging *                                           1,200            13
      Arch Chemicals                                               600            13
      OMNOVA Solutions                                           1,800            11
      SPARTECH                                                     400            11
      SurModics *                                                  400            11
      International Specialty Products *                         1,700            10
      MacDermid                                                    400             9
      Uniroyal Technology *                                        600             7
      Myers Industries                                             600             6
      Terra Nitrogen *                                             900             4
      Tenneco Automotive                                           440             2
                                                                               3,064

      Forest and Paper Products  0.6%
      Kimberly-Clark                                             7,500           431
      Paper                                                      5,984           178
      Weyerhaeuser                                               3,100           133
      Fort James                                                 2,800            65
      Georgia-Pacific                                            2,100            55
      Westvaco                                                   1,700            42
      Sonoco Products                                            2,000            41
      Willamette Industries                                      1,500            41
      Consolidated Papers                                        1,100            40
      Bowater                                                      900            40
      Smurfit-Stone Container *                                  2,990            38
      Mead                                                       1,400            35
      Quipp *                                                    1,800            35
      Temple-Inland                                                800            34
      Chesapeake                                                 1,000            30
      Boise Cascade                                              1,100            29
      Baltek *                                                   3,700            27
      Bemis                                                        700            24

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--------------------------------------------------------------------------------

                                                               Shares          Value
------------------------------------------------------------------------------------

                                                                        In thousands
      Pactiv *                                                   2,700    $       21
      Universal Forest Products                                  1,300            18
      Louisiana-Pacific                                          1,400            15
      Packaging Corp. of America *                               1,400            14
      FiberMark *                                                1,000            12
      Badger Paper Mills *                                       2,600            11
      Schweitzer-Mauduit                                           800            10
      EarthShell *                                               3,000             9
                                                                               1,428
      Gold  0.0%
      Newmont Mining                                             2,700            58
      Homestake Mining                                           4,600            32
      Freeport McMoRan Copper & Gold (Class B) *                 1,800            17
      Coeur d'Alene Mines *                                      3,900             9
                                                                                 116
      Metals and Mining  0.4%
      Alcoa                                                     11,720           340
      Phelps Dodge                                               1,228            46
      US Can *                                                   2,400            42
      USX-U.S. Steel Group                                       2,000            37
      Nucor                                                      1,100            36
      Commercial Metals                                          1,300            36
      Crown Cork & Seal                                          2,300            34
      Allegheny Technologies                                     1,850            33
      CONSOL Energy                                              1,900            29
      Worthington Industries                                     2,700            28
      Ampco Pittsburgh                                           2,500            28
      Wolverine Tube *                                           1,600            27
      Ball                                                         700            22
      Carpenter Technology                                         900            19
      Ryerson Tull                                               1,800            19
      Stillwater Mining *                                          500            14
      AK Steel                                                   1,500            12
      Arch Coal                                                  1,246            10
      Titanium Metals                                            1,500             7
                                                                                 819
      Total Basic Materials                                                    5,427

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--------------------------------------------------------------------------------

                                                               Shares          Value
                                                               ------          -----
                                                                        In thousands
      BUSINESS SERVICES  1.4%

      Advertising  0.3%
      Omnicom                                                    2,400    $      214
      Interpublic Group                                          3,600           155
      TMP Worldwide *                                            1,100            81
      Young & Rubicam                                            1,200            69
      Harte-Hanks                                                2,300            58
      True North Communications                                  1,100            48
      Valassis Communications *                                  1,200            46
      Lamar Advertising *                                          700            30
      Getty Images *                                               600            22
      NetCreations *                                               400            18
      Catalina Marketing *                                         100            10
                                                                                 751
      Business Services  0.6%
      Paychex                                                    5,287           222
      IMS Health                                                 4,500            81
      Dun & Bradstreet                                           2,600            74
      Ceridian *                                                 2,200            53
      Peekskill Financial                                        2,200            48
      Wireless Facilities *                                        700            36
      Bell & Howell *                                            1,400            34
      PMC Capital                                                3,300            32
      Marchfirst *                                               1,751            32
      Snyder Communications *                                    1,300            31
      A.C. Nielson *                                             1,400            31
      Curagen *                                                    800            31
      Netcentives *                                              1,500            28
      R.H. Donnelley *                                           1,440            28
      Diamond Technology Partner *                                 300            26
      ProBusiness Services *                                     1,000            26
      West TeleServices *                                        1,000            25
      Startek *                                                    500            25
      Teletech Holdings *                                          800            25
      SEI                                                          600            24
      NOVA Corporation *                                           800            22
      CTC Communications Group *                                   600            22
      Quintiles Transnational *                                  1,500            21
      BioReliance *                                              4,200            21

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                               Shares          Value
------------------------------------------------------------------------------------
                                                                        In thousands
      SBA Communcations *                                          400            21
      Corporate Executive Board *                                  300            18
      iBEAM Broadcasting *                                       1,000            18
      Thomas Group *                                             2,100            18
      Abington Bancorp                                           1,900            17
      Medical Manager *                                            500            17
      Exelixis *                                                   500            17
      Teledyne Technologies *                                      900            15
      Sotheby's (Class A)                                          800            14
      National Data                                                600            14
      F. Y. I. *                                                   400            14
      Sylvan Learning Systems *                                    868            12
      Maximus *                                                    500            11
      eLoyalty *                                                   800            10
      The Profit Recovery Group International *                    600            10
      ICT Group *                                                1,000            10
      Corrpro *                                                  2,900             9
      Source Information Management *                              600             9
      Braun Consulting *                                           400             8
      Metricom *                                                   300             8
      Staff Leasing *                                            2,100             8
      Modem Media *                                                400             5
      Racotek *                                                    800             4
      Navigant Consulting *                                      1,000             4
      Coast Dental Services *                                    2,000             4
      Ventiv Health *                                              266             3
                                                                            --------
                                                                               1,296
                                                                            --------

      Environmental Services  0.1%
      Waste Management                                           7,660           145
      Energy Research  *                                           750            52
      Republic Services (Class A) *                              2,300            37
      Allied Waste Industries *                                  3,260            33
      Ogden                                                      1,900            17
                                                                            --------
                                                                                 284
                                                                            --------

      Industrial Services  0.4%
      Cintas                                                     2,100            77
      Robert Half International *                               2,600            74
      Manpower                                                   1,700            54
      Dollar Thrifty Auto Group *                                2,600            48
      ServiceMaster                                              4,000            45

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
---------------------------------------------------------------------------
Unaudited


                                                               Shares          Value
------------------------------------------------------------------------------------
                                                                        In thousands
      Apria Healthcare *                                         3,700    $       45
      Ryder System                                               2,300            44
      Republic Industries *                                      6,100            43
      Devry *                                                    1,600            42
      Viad                                                       1,500            41
      Heidrick & Struggles International *                         600            38
      Learning Tree International *                                500            31
      Korn/Ferry International *                                   900            28
      Edison Schools *                                           1,200            28
      Apollo Group (Class A) *                                     900            25
      GATX                                                         700            24
      RemedyTemp (Class A) *                                     1,900            23
      Interim Services *                                         1,200            21
      Hertz                                                        700            20
      Central Parking                                              800            19
      Rollins                                                    1,200            18
      United Rentals *                                             900            15
      Wackenhut Corrections *                                    2,000            15
      Modis Professional Services *                              1,400            12
      Gentiva Health Services *                                  1,475            12
      NationsRent *                                              2,800            11
      Reckson Services Industries *                                400             9
                                                                                 862
                                                                          ----------
      Total Business Services                                                  3,193
                                                                          ----------


      CONSUMER DISCRETIONARY  5.2%

      Entertainment  0.8%
      Viacom (Class B) *                                        20,658         1,409
      Carnival (Class A)                                         7,500           146
      Metro Goldwyn Mayer *                                      3,800            99
      SFX Entertainment (Class A) *                              1,050            48
      Royal Caribbean Cruises                                    2,400            44
      Cedar Fair                                                 1,900            37
      GC Companies *                                             1,100            25
      Pixar *                                                      600            21
      Premier Parks *                                              700            16
      VDI MultiMedia *                                             600             4
                                                                          ----------
                                                                               1,849
                                                                          ----------

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
---------------------------------------------------------------------------

                                                               Shares          Value
------------------------------------------------------------------------------------
                                                                        In thousands
      Hotels 0.2%
      Marriott (Class A)                                         3,600  $        130
      Starwood Hotels & Resorts Worldwide, REIT                  3,300           107
      MGM Grand                                                  2,200            71
      Park Place Entertainment *                                 5,600            68
      Hilton                                                     5,372            50
      Harrah's Entertainment *                                   2,400            50
      Argosy Gaming *                                            1,300            19
      John Q. Hammons Hotels (Class A) *                         1,600             8
      Interstate Hotels *                                          176             1
                                                                        ------------
                                                                                 504
                                                                        ------------
      Leisure 0.4%
      Eastman Kodak                                              4,400           262
      Harley-Davidson                                            4,000           154
      Mattel                                                     5,900            78
      Callaway Golf                                              2,500            41
      Hasbro                                                     2,600            39
      Arctic Cat                                                 3,300            39
      Polaris Industries                                         1,200            38
      Speedway (Class A)                                           900            37
      Blyth Industries                                           1,000            30
      International Game Technology *                            1,100            29
      WMS Industries *                                           1,700            26
      Brunswick                                                  1,400            23
      GTECH Holdings *                                           1,000            23
      Rawlings Sporting Goods *                                  2,900            19
      Harman                                                       300            18
      SCP Pool *                                                   750            18
      Concord Camera *                                             800            17
      Speedway Motorsports *                                       600            14
      Action Performance *                                       1,300             9
      Tickets.com *                                              1,200             4
                                                                        ------------
                                                                                 918
                                                                        ------------
      Media 2.9%
      Time Warner                                               18,000         1,368
      Disney                                                    28,000         1,087
      Comcast (Class A Special) *                               12,280           498
      Clear Channel Communications *                             4,541           341
      Cox Communications (Class A) *                             7,200           328

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                               Shares          Value

------------------------------------------------------------------------------------
                                                                        In thousands
      General Motors (Class H) *                                 3,064    $      269
      Gannett                                                    3,600           215
      Infinity Broadcasting (Class A) *                          5,175           189
      AMFM *                                                     2,600           179
      Tribune                                                    4,322           151
      Univision Communications *                                 1,300           135
      Cablevision Systems (Class A) *                            1,600           109
      EchoStar Communications (Class A) *                        3,000            99
      Washington Post (Class B)                                    200            96
      TV Guide *                                                 2,600            89
      USA Networks *                                             3,700            80
      Adelphia Communications *                                  1,634            77
      Fox Entertainment Group (Class A) *                        2,300            70
      E. W. Scripps                                              1,400            69
      Price Communications                                       2,762            65
      BHC Communications (Class A)                                 400            61
      Westwood One *                                             1,600            55
      Hispanic Broadcasting *                                    1,600            53
      A. H. Belo (Class A)                                       2,900            50
      UnitedGlobalCom *                                          1,000            47
      TiVo *                                                     1,200            42
      XM Satellite Radio Holdings *                              1,000            37
      Charter Communications (Class A) *                         2,100            35
      Chris-Craft                                                  515            34
      Mediacom Communications (Class A) *                        2,200            34
      Sirius Satellite Radio  *                                    700            31
      Pegasus Communications *                                     600            29
      Entercom Communications *                                    600            29
      Meredith                                                     800            27
      Spanish Broadcasting Systems  *                            1,300            27
      Loral Space & Communications *                             3,800            26
      RCN *                                                      1,000            25
      Emmis Broadcasting (Class A) *                               600            25
      Citadel Communications *                                     700            24
      Insight Communications *                                   1,500            23
      Adaptive Broadband *                                         600            22
      Media General                                                400            19
      Granite Broadcasting *                                     2,400            17
      Regent Communications *                                    1,700            15
      Paxson Communications *                                    1,800            14

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
---------------------------------------------------------------------------

                                                               Shares          Value
------------------------------------------------------------------------------------
                                                                        In thousands

      TCI Satellite Entertainment *                              1,600    $       14
      United Television                                            100            13
      Motient *                                                    800            13
      Young Broadcasting (Class A) *                               400            10
      Liberty Digital  *                                           300             9
      Cumulus Media *                                              600             5
                                                                          ----------
                                                                               6,379
                                                                          ----------
      Publishing  0.4%
      McGraw-Hill                                                2,600           140
      Dow Jones                                                  1,300            95
      New York Times (Class A)                                   2,200            87
      PRIMEDIA *                                                 3,300            75
      Central Newspapers (Class A)                               1,100            70
      Reader's Digest (Class A)                                  1,600            64
      Harcourt General                                           1,100            60
      Knight-Ridder                                                900            48
      Hollinger  (Class A)                                       3,400            46
      R.R. Donnelley                                             1,900            43
      Scholastic *                                                 500            30
      Deluxe                                                     1,100            26
      American Greetings (Class A)                               1,200            23
      Reynolds & Reynolds                                        1,200            22
      McClatchy (Class A)                                          500            16
      John H. Harland                                            1,100            16
      Franklin Covey *                                           2,100            15
      Ziff-Davis *                                               1,400            13
      New England Business Service                                 400             6
      Impreso.com *                                              1,300             5
      Women Common Networks  *                                     400             1
                                                                          ----------
                                                                                 901
                                                                          ----------

      Restaurants  0.5%
      McDonald's                                                18,800           619
      Starbucks *                                                2,500            96
      Tricon Global Restaurants *                                2,400            68
      Wendys                                                     2,500            44
      Darden Restaurants                                         2,700            44
      Brinker *                                                  1,300            38
      Applebee's                                                 1,100            33
      Outback Steakhouse *                                       1,100            32
      Papa John's *                                              1,300            32

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--------------------------------------------------------------------------------

                                                               Shares          Value
------------------------------------------------------------------------------------
                                                                        In thousands

      Bob Evans Farms                                            2,000    $       30
      P. F. Chang's China Bistro *                                 500            16
                                                                               1,052
      Total Consumer Discretionary                                            11,603


      CONSUMER NONDURABLES  4.7%

      Beverages  1.2%
      Coca-Cola                                                 33,300         1,913
      PepsiCo                                                   20,000           889
      TRIARC COMPANIES *                                           900            18
      Pure World *                                               3,480             9
                                                                               2,829

      Food  1.2%
      Bestfoods                                                  3,700           256
      Heinz                                                      4,700           206
      Kellogg                                                    6,100           182
      Sysco                                                      4,300           181
      Quaker Oats                                                2,100           158
      Campbell                                                   5,300           154
      General Mills                                              3,900           149
      ConAgra                                                    6,840           130
      Nabisco Group                                              4,700           122
      Wrigley                                                    1,500           120
      Coca-Cola Enterprises                                      5,800            95
      Archer-Daniels-Midland                                     8,530            84
      Hershey Foods                                              1,700            82
      Home Foods *                                               3,600            75
      Pepsi Bottling Group                                       2,300            67
      Nabisco (Class A)                                          1,000            53
      Flowers Industries                                         2,200            44
      Whitman                                                    3,200            40
      Supervalu                                                  2,000            38
      Keebler Foods                                              1,000            37
      McCormick                                                  1,100            36
      Smithfield Foods *                                         1,200            34
      Hormel Foods                                               2,000            34
      IBP                                                        2,100            32
      Tyson Foods (Class A)                                      3,500            31
      Corn Products                                              1,100            29

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--------------------------------------------------------------------------------

                                                               Shares          Value
------------------------------------------------------------------------------------
                                                                        In thousands


      Owens-Illinois *                                           2,200    $       26
      Hain Celestial Group *                                       500            18
      Dean Foods                                                   500            16
      Universal Foods                                              800            15
      Ralcorp Holdings *                                         1,100            13
      Del Monte Foods *                                          1,900            13
      Agribrands International  *                                  300            13
      Fresh Del Monte Produce *                                  1,700            12
      Interstate Bakeries                                          800            11
      Multifoods                                                   600            10
      American Italian Pasta *                                     500            10
      United Natural Foods *                                       700            10
      Aurora Foods *                                             1,600             6
      Vlasic Foods *                                             2,560             4
                                                                               2,646

      Home Products  1.3%
      Procter & Gamble                                          17,600         1,008
      Gillette                                                  14,100           493
      Colgate-Palmolive                                          7,700           461
      Clorox                                                     2,900           130
      Avon                                                       2,900           129
      Newell Rubbermaid                                          3,976           102
      Ralston Purina                                             4,200            84
      Estee Lauder                                               1,400            69
      Alberto Culver (Class B)                                   2,200            67
      Fortune Brands                                             2,200            51
      Tupperware                                                 2,300            51
      Flavors & Fragrances                                       1,300            39
      Block Drug (Class A)                                         733            31
      Energizer *                                                1,400            25
      Playtex Products *                                         2,100            24
      Carter Wallace                                             1,000            20
      Allou Health & Beauty *                                    2,300            16
      Dial Corp                                                  1,400            14
      National Service Industries                                  700            14
      Lancaster Colony                                             500            10
      Revlon (Class A) *                                         1,300             8
      Dixon Ticonderoga *                                        1,700             5
      Carson *                                                     800             4
                                                                               2,855

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--------------------------------------------------------------------------------

                                                               Shares          Value
------------------------------------------------------------------------------------
                                                                        In thousands

      Liquor  0.3%
      Anheuser-Busch                                             6,100    $      456
      Brown-Forman (Class B)                                       900            48
      Canandaigua Brands (Class A) *                               800            40
      Robert Mondavi (Class A)                                     900            28
      Todhunter  International *                                 1,500            12
                                                                                 584
      Textiles and Apparel  0.3%
      Sara Lee                                                  12,100           234
      NIKE (Class B)                                             3,800           151
      V. F.                                                      2,200            52
      Jones Apparel Group *                                      1,700            40
      Liz Claiborne                                              1,100            39
      Kellwood                                                   1,500            32
      Russell                                                    1,100            22
      Columbia Sportswear *                                        800            21
      Reebok *                                                   1,300            21
      WestPoint Stevens                                          1,800            20
      Rocky Shoes & Boots *                                      3,300            17
      Unifi *                                                    1,300            16
      Polo Ralph Lauren *                                        1,100            16
      Polymer Group                                              1,600            15
      Warnaco Group (Class A)                                    1,800            14
      K-Swiss (Class A)                                            400             6
      bebe Stores *                                                700             6
      Worldtex *                                                 3,100             1
                                                                                 723

      Tobacco  0.4%
      Philip Morris                                             32,100           853
      R.J. Reynolds Tobacco                                      1,733            49
      UST                                                        2,000            29
      Universal Corporation                                      1,100            23
      Vector Group Limited                                       1,575            23
      DiMon                                                      4,200             9
                                                                                 986
      Total Consumer Nondurables                                              10,623

      DURABLE GOODS  2.0%

      Construction & Real Property  0.3%
      Masco                                                      6,000           108


T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
---------------------------------------------------------------------------

                                                               Shares          Value
------------------------------------------------------------------------------------
                                                                        In thousands
      Lennar                                                     2,100    $       43
      Quanta Services *                                            750            41
      Pulte                                                      1,900            41
      Fluor                                                      1,100            35
      Southdown                                                    600            35
      Walter Industries                                          2,900            33
      Catellus Development *                                     2,000            30
      Johns Manville                                             2,200            29
      Mastec *                                                     750            29
      Centex                                                     1,200            28
      D.R. Horton                                                2,000            27
      USG                                                          800            24
      Martin Marietta Materials                                    600            24
      Georgia Pacific Timber Group                               1,100            24
      Kaufman & Broad                                            1,200            24
      Dal-Tile International *                                   2,700            22
      Lafarge                                                      900            19
      Clayton Homes                                              2,300            18
      Granite Construction                                         700            17
      Insituform Technologies (Class A) *                          600            17
      Trammell Crow *                                            1,400            15
      Jacobs Engineering Group *                                   400            13
      Skyline, REIT                                                600            13
      Trendwest Resorts *                                          800            13
      Syntroleum *                                                 700            12
      Armstrong World                                              700            11
      Owens Corning                                              1,000             9
      Encompass Services *                                         779             5
      Huttig Building Productions *                                244             1
                                                                                 760
                                                                          ----------

      Consumer Durables  0.2%
      Black & Decker                                             1,600            63
      Maytag                                                     1,600            59
      Whirlpool                                                  1,000            47
      W. W. Grainger                                             1,500            46
      HON Industries                                             1,900            45
      Leggett & Platt                                            2,500            41
      U.S. Industries                                            2,900            35
      Shaw Industries                                            2,600            33
      Mohawk Industries *                                        1,300            28

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                               Shares          Value
------------------------------------------------------------------------------------
                                                                        In thousands

      Applied Power (Class A)                                      600    $       20
      Stanley Furniture *                                          400             9
      Interface (Class A)                                        2,200             8
      Water Pik Technologies *                                   1,005             6
                                                                                 440
                                                                          ----------
      Equity REIT  0.8%
      Equity Office Properties, REIT                             4,266           118
      Equity Residential Properties Trust, REIT                  1,800            83
      Vornado Realty Trust, REIT                                 1,700            59
      Simon Property Group, REIT                                 2,500            55
      ProLogis Trust, REIT                                       2,600            55
      Crescent Real Estate Equities, REIT                        2,500            51
      Spieker Properties, REIT                                   1,100            51
      Archstone Communities Trust, REIT                          2,400            51
      Avalonbay Communities, REIT                                1,207            50
      Kimco Realty, REIT                                         1,200            49
      Apartment Investment & Management, REIT                    1,100            48
      Camden Property Trust, REIT                                1,600            47
      Duke-Weeks Realty, REIT                                    2,000            45
      Public Storage, REIT                                       1,900            45
      Chateau Communities, REIT                                  1,400            40
      AMB Property                                               1,700            39
      Boston Properties, REIT                                    1,000            39
      Health Care Property Investors                             1,400            38
      Pinnacle Holdings *                                          700            38
      Rouse                                                      1,500            37
      Brandywine Reality Trust                                   1,900            36
      Arden Realty, REIT                                         1,500            35
      General Growth Properties, REIT                            1,100            35
      Developers Diversified Realty, REIT                        2,300            34
      CarrAmerica Realty, REIT                                   1,100            29
      Host Marriott                                              3,100            29
      Highwoods Properties, REIT                                 1,200            29
      FelCor Suite Hotels, REIT                                  1,548            29
      Federal Realty Investment Trust, REIT                      1,400            28
      Post Properties, REIT                                        600            26
      Manufactured Home Communities, REIT                        1,100            26
      Liberty Property Trust, REIT                               1,000            26
      Mack-Cali Realty, REIT                                     1,000            26
      iStar Financial                                            1,217            25

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                               Shares          Value
------------------------------------------------------------------------------------
                                                                        In thousands

      Hospitality Properties Trust, REIT                         1,100    $       25
      Parkway Properties, REIT                                     800            24
      Nationwide Health Properties, REIT                         1,700            24
      CBL & Associates Properties, REIT                            900            22
      New Plan Excel Reality Trust                               1,600            21
      First Industrial Realty                                      700            21
      Cousins Properties, REIT                                     500            19
      Franchise Finance                                            800            18
      BRE Properties                                               600            17
      IndyMac Mortgage Holdings, REIT                            1,200            16
      Kilroy Realty, REIT                                          600            16
      Bradley Real Estate                                          700            15
      Storage USA, REIT                                            500            15
      Wyndham International (Class A) *                          5,290            13
      JP Realty, REIT                                              700            12
      Prison Realty                                              2,575             8
                                                                               1,737
                                                                          ----------
      Motor Vehicles & Parts  0.7%
      Ford Motor                                                16,700           718
      GM                                                         7,854           456
      Delphi Automotive Systems                                  7,914           115
      Johnson Controls                                           1,300            67
      PACCAR                                                     1,400            56
      Dana                                                       2,400            51
      Modine Manufacturing                                       1,000            27
      Gentex *                                                   1,000            25
      Navistar *                                                   800            25
      Lear *                                                     1,200            24
      Shiloh Industries *                                        2,400            23
      Tower Automotive *                                         1,200            15
      Hayes Lemmerz *                                            1,100            13
      Meritor Automotive                                         1,200            13
      Cooper Tire & Rubber                                       1,100            12
      Federal-Mogul                                              1,000            10
      Winnebago                                                    600             8
      Arvin Industries                                             400             7
      Fidelity Holdings *                                          900             1
                                                                               1,666
                                                                          ----------
      Total Durable Goods                                                      4,603
                                                                          ----------

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                               Shares          Value
------------------------------------------------------------------------------------
                                                                        In thousands

      ENERGY  4.6%

      Energy Reserves & Production  3.2%
      Exxon Mobil                                               47,681    $    3,743
      Chevron                                                    8,700           738
      Enron                                                      9,500           613
      Williams Companies                                         5,700           238
      Phillips Petroleum                                         3,400           172
      Devon Energy                                               2,300           129
      Unocal                                                     3,600           119
      Vastar Resources                                           1,400           115
      Union Pacific Resources                                    5,100           112
      Burlington Resources                                       2,800           107
      Occidental Petroleum                                       5,000           105
      Apache                                                     1,700           100
      Anadarko Petroleum                                         2,000            99
      Amerada Hess                                               1,400            86
      EOG Resources                                              2,300            77
      Kerr-McGee                                                 1,279            75
      Tosco                                                      2,400            68
      Grant Prideco *                                            1,900            48
      Belco Oil & Gas *                                          4,900            42
      Murphy Oil                                                   700            42
      Noble Affiliates                                           1,100            41
      Ocean Energy *                                             2,800            40
      Stone Energy Corporation *                                   600            36
      Mitchell Energy & Development (Class A)                    1,000            32
      Newfield Exploration *                                       800            31
      Spinnaker Exploration Company *                              900            23
      Pogo Producing                                             1,000            22
      EEX *                                                      3,533            21
      Forest Oil *                                               1,200            19
      Nuevo Energy *                                               800            15
      Southwestern Energy                                        1,400             9
      Chesapeake Energy *                                          308             2
      Harken Energy *                                            1,800             1
                                                                               7,120
      Oil Refining Distribution  0.5%
      Texaco                                                     7,100           378
      Conoco (Class B)                                           7,937           195

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                               Shares          Value
------------------------------------------------------------------------------------
                                                                        In thousands

      Coastal                                                    2,700    $      164
      USX-Marathon                                               4,300           108
      Western Gas Resources                                      2,700            57
      Sunoco                                                     1,500            44
      Valero Energy                                                900            29
      Ultramar Diamond Shamrock                                  1,100            27
      Buckeye Partners LP                                        1,000            27
      Hugoton Royalty Trust, REIT                                2,100            26
      Teppco Partners *                                            900            21
      Pennzoil-Quaker State                                      1,700            21
                                                                               1,097
                                                                          ----------
      Oil Service 0.9%
      Schlumberger                                               7,572           565
      Halliburton                                                6,300           297
      Baker Hughes                                               4,100           131
      Nabors Industries *                                        2,030            84
      Diamond Offshore Drilling                                  2,200            77
      Santa Fe Snyder                                            2,200            77
      Weatherford *                                              1,900            76
      ENSCO                                                      2,100            75
      Noble Drilling *                                           1,800            74
      Varco *                                                    2,453            57
      BJ Services *                                                900            56
      Oceaneering  *                                             2,900            55
      Rowan *                                                    1,800            55
      R & B Falcon *                                             2,300            54
      Global Marine *                                            1,900            54
      Smith *                                                      700            51
      Tidewater                                                  1,200            43
      Cooper Cameron *                                             500            33
      Superior Energy *                                          2,400            25
      UTI Energy *                                                 600            24
      Newpark Resources *                                        2,500            24
      Atwood Oceanics *                                            400            18
      McDermott                                                  2,000            18
      Key Energy *                                               1,700            16
                                                                               2,039
                                                                          ----------
      Total Energy                                                            10,256
                                                                          ----------

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                               Shares          Value
------------------------------------------------------------------------------------
                                                                        In thousands

      FINANCIAL  12.5%

      Banks  5.3%
      Citigroup                                                 46,125  $      2,779
      Bank of America                                           23,029           990
      Wells Fargo                                               22,000           852
      Chase Manhattan                                           16,800           774
      Bank of New York                                           9,700           451
      FleetBoston Financial                                     11,990           408
      Bank One                                                  15,236           405
      First Union                                               12,748           316
      Firstar                                                   13,672           288
      Fifth Third Bancorp                                        4,192           265
      Mellon Financial                                           6,800           248
      J. P. Morgan                                               2,200           242
      State Street                                               2,000           212
      Northern Trust                                             3,200           208
      U.S. Bancorp                                              10,400           200
      PNC Financial Services Group                               4,200           197
      SunTrust                                                   4,168           190
      Wachovia                                                   2,800           152
      National City                                              8,440           144
      BB&T                                                       4,900           117
      KeyCorp                                                    6,600           116
      Silicon Valley Bancshares *                                2,500           107
      Comerica                                                   2,250           101
      AmSouth                                                    6,167            97
      Synovus Financial                                          4,000            71
      Charter One Financial                                      3,056            70
      Zions Bancorp                                              1,400            64
      Regions Financial                                          3,200            64
      SouthTrust                                                 2,700            61
      Summit Bancorp                                             2,400            59
      Marshall & Ilsley                                          1,400            58
      Union Planters                                             1,800            50
      Old Kent Financial                                         1,858            50
      M&T Bank                                                     110            50
      Huntington Bancshares                                      3,060            48
      Cullen/Frost Bankers                                       1,700            45
      Old National Bancorp                                       1,521            45

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                                 Shares        Value
------------------------------------------------------------------------------------
                                                                        In thousands
      One Valley Bancorp                                         1,400  $         44
      North Fork Bancorporation                                  2,800            42
      Popular                                                    2,100            40
      UnionBancal                                                2,000            37
      CCB Financial                                              1,000            37
      TCF Financial                                              1,400            36
      Community Bank System                                      1,600            36
      First Virginia Banks                                       1,000            35
      AMCORE                                                     1,900            35
      Compass Bancshares                                         2,000            34
      BOK Financial                                              1,878            33
      Mercantile Bankshares                                      1,100            33
      First Security                                             2,400            33
      National Commerce Bancorporation                           2,000            32
      WesBanco                                                   1,300            32
      WestAmerica                                                1,200            31
      First Tennessee National                                   1,800            30
      FirstMerit                                                 1,300            28
      Community First Bankshares                                 1,700            28
      Niagara Bancorp                                            3,000            28
      Peoples Heritage Financial *                               1,800            27
      Independence Community Bank                                2,000            27
      Imperial Bancorp                                           1,632            26
      UMB Financial                                                770            25
      Commerce Bancshares                                          840            25
      Hibernia  (Class A)                                        2,300            25
      Wintrust Financial                                         1,600            25
      Trustmark                                                  1,400            24
      City National                                                700            24
      Associated Banc-Corp                                       1,100            24
      Omega Financial                                              900            23
      Community Bankshares of Indiana                            1,600            23
      Pacific Capital Bancorp                                      900            23
      Area Bancshares                                            1,000            22
      Wilmington Trust                                             500            21
      First Midwest Bancorp                                        900            21
      BancWest                                                   1,200            20
      Provident Bankshares                                       1,433            19
      Sky Financial                                              1,200            19
      Banco Santander Puerto Rico                                1,500            19

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                                 Shares        Value
------------------------------------------------------------------------------------
                                                                        In thousands
      Merchants New York Bancorp                                 1,100  $         19
      United Bankshares                                          1,000            18
      National City Bancorporation                               1,300            18
      National City Bankshares                                   1,071            18
      Valley National Bancorp                                      740            18
      Pacific Century Financial                                  1,200            18
      Susquehanna Bancshares                                     1,200            17
      Centura Banks                                                500            17
      Irwin Financial                                            1,100            16
      Provident Financial Group                                    600            14
      InterCept Group *                                            600            10
                                                                              11,923

      Financial Services  2.1%
      American Express                                          18,000           938
      Fannie Mae                                                13,700           715
      Freddie Mac                                                9,500           385
      Marsh & McLennan                                           3,650           381
      MBNA                                                      10,950           297
      Household                                                  6,313           262
      Associates First Capital (Class A)                         9,342           208
      Providian Financial                                        2,050           185
      Cendant *                                                  9,400           132
      Capital One Financial                                      2,800           125
      Aon                                                        3,650           113
      Concord EFS *                                              2,750            72
      SLM Holding                                                1,800            67
      The CIT Group (Class A)                                    3,400            55
      Erie Indemnity                                             1,700            54
      Countrywide Credit                                         1,700            52
      Equifax                                                    1,900            50
      Comdisco                                                   2,100            47
      H&R Block                                                  1,300            42
      AmeriCredit *                                              2,200            37
      Express Scripts (Class A) *                                  600            37
      CompuCredit *                                              1,100            33
      White Mountains Insurance Group                              200            32
      ADVANTA                                                    2,555            31
      Metris                                                     1,200            30
      Medallion Financial                                        1,900            29
      Choicepoint *                                                600            27

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                                 Shares        Value
------------------------------------------------------------------------------------
                                                                        In thousands
      Arthur J. Gallagher                                          600  $         25
      Student Loan Corporation                                     600            25
      Allied Capital                                             1,400            24
      Security Capital Group (Class B) *                         1,200            20
      NCO Group *                                                  800            19
      WFS Financial *                                            1,000            17
      FINOVA Group                                               1,200            16
      UICI *                                                     2,100            14
      Heller Financial                                             600            12
      NextCard *                                                 1,100             9
                                                                               4,617

      Life & Health Insurance  0.5%
      CIGNA                                                      2,400           224
      American General                                           3,100           189
      AFLAC                                                      3,700           170
      Aetna                                                      2,200           141
      Lincoln National                                           2,900           105
      UNUMProvident                                              3,476            70
      Torchmark                                                  1,900            47
      Conseco                                                    4,700            46
      MetLife *                                                  2,000            42
      MONY Group                                                 1,100            37
      Protective Life                                              900            24
      American Annuity Group                                     1,300            23
      Presidential Life                                          1,600            22
      FBL Financial Group                                          800            13
      InterContinental Life *                                    1,400            12
                                                                               1,165

      Property & Casualty Insurance  2.4%
      American International Group                              21,023         2,470
      Berkshire Hathaway (Class A) *                                21         1,130
      Allstate                                                  11,100           247
      Hartford Financial Services Group                          3,300           185
      Chubb                                                      2,500           154
      St. Paul                                                   3,400           116
      CNA Financial *                                            2,500            85
      Jefferson Pilot                                            1,500            85
      Loews                                                      1,400            84
      MGIC Investment                                            1,700            77
      MBIA                                                       1,600            77

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                                 Shares        Value
------------------------------------------------------------------------------------
                                                                        In thousands
      Cincinnati Financial                                       2,400  $         76
      Progressive                                                1,000            74
      AMBAC                                                      1,000            55
      Transatlantic Holdings                                       600            50
      Radian Group                                                 900            47
      Unitrin                                                    1,500            44
      Allmerica Financial                                          800            42
      Professionals Group                                        1,705            42
      Risk Capital Holdings *                                    2,700            40
      SAFECO                                                     1,800            36
      Financial Security Assurance                                 400            30
      PMI Group                                                    600            28
      Old Republic                                               1,700            28
      American Financial Group                                   1,100            27
      American National Insurance                                  500            26
      Mercury General                                            1,000            24
      Horace Mann Educators                                      1,400            21
      Wesco Financial                                              100            20
      21st Century Industries                                    1,100            17
      Zenith National                                              800            17
      SCPIE Holdings                                               600            12
      Baldwin & Lyons (Class B)                                    700            12
      Medical Assurance                                            924            10
      Acceptance Insurance *                                     1,500             8
      Symons International Group *                               1,000             1
                                                                               5,497
                                                                           ---------

      Securities & Asset Management  1.9%
      Morgan Stanley Dean Witter                                15,600         1,299
      Charles Schwab                                            19,206           646
      Merrill Lynch                                              5,000           575
      Equitable Companies                                        5,900           201
      Lehman Brothers                                            1,600           151
      Goldman Sachs Group                                        1,500           142
      Alliance Capital Management                                2,600           123
      Franklin Resources                                         3,700           112
      John Hancock Financial Services *                          4,000            95
      Paine Webber                                               1,800            82
      TD Waterhouse Group *                                      4,200            73
      Eaton Vance                                                1,500            69

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                                 Shares        Value
------------------------------------------------------------------------------------
                                                                        In thousands
      Waddell & Reed Financial (Class A)                         1,951  $         64
      Donaldson, Lufkin & Jenrette                               1,500            64
      Bear Stearns                                               1,527            63
      ReliaStar Financial                                        1,100            58
      Pioneer Group *                                            1,300            55
      A.G. Edwards                                               1,400            55
      Federated Investors (Class B)                              1,300            46
      Knight Trading Group *                                     1,400            42
      Phoenix Investment Partners                                3,500            37
      Legg Mason                                                   700            35
      Affiliated Managers Group *                                  500            23
      LaBranche & Company  *                                     1,500            21
      John Nuveen (Class A)                                        500            21
      American Capital Strategies                                  900            20
      Investment Technology Group *                                400            17
      B&L Financial                                              1,600            17
      National Discount Brokers Group *                            300             9
                                                                               4,215
                                                                        ------------
      Thrift Institutions  0.3%
      Washington Mutual                                          8,126           235
      Golden West Financial                                      2,400            98
      Staten Island Bancorp                                      2,600            46
      Golden State Bancorp *                                     2,300            41
      Greenpoint Financial                                       2,200            41
      Washington Federal                                         2,130            39
      Sovereign Bancorp                                          4,320            30
      Downey Financial                                           1,000            29
      FSF Financial                                              2,300            28
      Astoria Financial                                          1,075            28
      Dime Bancorp                                               1,700            27
      First Financial Bancorp                                    1,210            24
      St. Francis Capital                                        1,500            23
      Harris Financial                                           3,200            20
      ISB Financial                                              1,200            18
      People's Bank                                              1,000            18
      F.N.B.                                                       840            17
      Roslyn Bancorp                                             1,000            17
                                                                                 779
                                                                        ------------
      Total Financial                                                         28,196
                                                                        ------------

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
----------------------------------------------------------------------------

                                                                Shares         Value
------------------------------------------------------------------------------------
                                                                        In thousands
      HEALTH CARE  11.1%

      Drugs  8.0%
      Pfizer                                                    85,525  $      4,105
      Merck                                                     31,700         2,429
      Bristol-Myers Squibb                                      27,200         1,584
      Eli Lilly                                                 15,100         1,508
      American Home Products                                    17,700         1,040
      Schering-Plough                                           20,200         1,020
      Amgen *                                                   14,000           984
      Pharmacia                                                 17,000           879
      Immunex *                                                  6,600           327
      Cardinal Health                                            3,822           283
      MedImmune *                                                2,800           207
      Genentech *                                                1,100           189
      Allergan                                                   2,000           149
      Biogen *                                                   2,100           135
      Millennium Pharmaceuticals *                               1,200           134
      Forest Laboratories *                                      1,300           131
      Chiron *                                                   2,700           128
      Sepracor *                                                 1,000           121
      Affymetrix *                                                 700           116
      Alexion Pharmaceutical *                                   1,600           114
      IVAX *                                                     2,700           112
      Human Genome Sciences *                                      800           107
      McKesson HBOC                                              4,551            95
      Celera Genomics *                                          1,000            94
      Watson Pharmaceuticals *                                   1,700            91
      Andrx *                                                    1,300            83
      Gilead Sciences *                                            960            68
      Protein Design Labs *                                        400            66
      Genzyme *                                                  1,100            65
      King Pharmaceuticals *                                     1,405            62
      Abegenix *                                                   500            60
      Celgene *                                                    900            53
      Jones Pharma                                               1,300            52
      ICOS *                                                     1,100            48
      Aviron *                                                   1,500            46
      Transkaryotic Therapies *                                  1,200            44
      Sigma Aldrich                                              1,500            44

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
----------------------------------------------------------------------------

                                                                Shares         Value
------------------------------------------------------------------------------------
                                                                        In thousands
      United Therapeutics *                                        400  $         43
      Enzon *                                                    1,000            42
      Medarex  *                                                   500            42
      Alkermes *                                                   800            38
      Priority Healthcare (Class B) *                              500            37
      Mylan Laboratories                                         2,000            37
      CV Therapeutics *                                            500            35
      Medicis Pharmaceutical *                                     600            34
      Incyte Genomics *                                            400            33
      Vertex Pharmaceuticals *                                     300            32
      AmeriSource Health *                                       1,000            31
      ICN Pharmaceuticals                                        1,100            31
      Myriad Genetics *                                            200            30
      Tanox *                                                      600            28
      Maxygen *                                                    500            28
      Trimeris *                                                   400            28
      Praecis Pharmaceuticals  *                                 1,000            28
      Albany Molecular Research  *                                 500            27
      Barr Laboratories *                                          600            27
      COR Therapeutics *                                           300            26
      Pharmacyclics *                                              400            24
      Cephalon *                                                   400            24
      Immune Response *                                          2,100            23
      Cambrex                                                      500            23
      OXiGENE *                                                  2,200            22
      Titan Pharmaceuticals *                                      500            22
      ILEX Oncology *                                              600            21
      Enzo Biochem *                                               300            21
      Maxim Pharmaceuticals *                                      400            21
      Bio-Technology General *                                   1,500            20
      BioMarin Pharmaceutical *                                  1,100            19
      IDEXX Laboratories *                                         800            18
      Creative Biomolecules *                                    1,300            18
      Noven Pharmaceuticals                                        600            18
      Neurocrine Biosciences *                                     500            18
      BioCryst Pharmaceuticals *                                   600            17
      Corixa *                                                     400            17
      Bergen Brunswig                                            3,000            17
      Digene *                                                     400            16
      Cerus *                                                      300            15

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                                Shares         Value
------------------------------------------------------------------------------------
                                                                        In thousands
      Biopure *                                                    800  $         15
      Tularik *                                                    500            15
      Supergen  *                                                  400            15
      Hyseq *                                                      300            14
      Sequenom *                                                   300            14
      Serologicals *                                             2,550            13
      ONYX Pharmaceuticals *                                     1,000            12
      Ligand Pharmaceuticals *                                     900            12
      Valentis *                                                 1,000            12
      Allscripts *                                                 500            11
      Gene Logic *                                                 300            11
      Coulter Pharmaceutical *                                     500            10
      Triangle Pharmaceuticals *                                 1,100            10
      Chirex  *                                                    400             8
      Ventana Medical Systems *                                    300             7
      Hemispherx Biopharma *                                     1,100             6
      D&K Healthcare *                                             500             5
      Vion Pharmaceuticls *                                        700             5
      Progenics Pharmaceuticals *                                  300             4
      Diversa *                                                    100             3
                                                                              18,026

      Medical Products  2.6%

      Johnson & Johnson                                         19,002         1,936
      Abbott Laboratories                                       20,900           931
      Medtronic                                                 16,220           808
      Baxter                                                     4,000           281
      Guidant *                                                  4,000           198
      Boston Scientific *                                        5,600           123
      Stryker                                                    2,600           114
      Becton, Dickinson                                          3,700           106
      Techne *                                                     800           105
      Waters *                                                     800           100
      ALZA *                                                     1,600            95
      Patterson Dental *                                         1,400            71
      IDEC Pharmaceuticals *                                       600            70
      Biomet                                                     1,800            69
      Arrow                                                      2,000            67
      Bausch & Lomb                                                800            62
      Mallinckrodt                                               1,400            61
      Minimed *                                                    500            59

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                                Shares         Value
------------------------------------------------------------------------------------
                                                                        In thousands
      C.R. Bard                                                  1,200  $         58
      St. Jude Medical *                                         1,200            55
      Aradigm *                                                  3,100            54
      VISX *                                                     1,600            45
      Varian Associates *                                          900            35
      Genzyme Surgical Products *                                3,096            31
      Imclone Systems *                                            400            31
      PSS World Medical *                                        4,100            27
      Beckman Coulter                                              400            23
      Cytyc *                                                      400            21
      ResMed *                                                     600            16
      Analogic                                                     400            16
      Steris *                                                   1,700            15
      Wesley Jessen VisionCare *                                   400            15
      Edwards Lifesciences *                                       760            14
      Vital Signs                                                  600            11
      Aspect Medical Systems *                                     400            11
      Thoratec Laboratories *                                      600            10
      Nitinol Medical Technology *                               2,400             7
                                                                               5,751

      Medical Providers & Services  0.5%

      HCA Healthcare Company                                     8,100           246
      UnitedHealth Group                                         2,300           197
      Tenet Healthcare                                           4,300           116
      Wellpoint Health Networks *                                1,000            73
      First Health Group *                                       2,100            69
      Health Management (Class A) *                              5,000            65
      PacifiCare Health Systems (Class A) *                        900            54
      Universal Health Services *                                  800            52
      Quest Diagnostics *                                          700            50
      Triad Hospitals *                                          1,831            45
      HealthSouth *                                              6,038            43
      LifePoint Hospitals *                                      1,631            37
      Hillenbrand                                                1,000            31
      Lincare *                                                  1,100            27
      Total Renal Care Holdings *                                3,033            18
      Curative Technologies *                                    2,400            15
      Manor Care *                                               2,000            14
      Accredo Health *                                             400            14

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                                Shares         Value
------------------------------------------------------------------------------------
                                                                        In thousands
      Humana *                                                   2,600  $         13
      Service Corp. International                                3,800            12
      Omnicare                                                   1,100            10
                                                                               1,201

      Total Health Care                                                       24,978




      INDUSTRIAL  5.1%

      Defense and Aerospace  0.6%

      Boeing                                                    11,700           489
      Honeywell                                                 10,225           344
      General Dynamics                                           3,000           157
      Lockheed Martin                                            5,500           136
      Raytheon (Class B)                                         4,700            91
      Northrop Grumman                                           1,200            80
      TRW                                                        1,700            74
      B.F. Goodrich                                              1,840            63
      Precision Castparts                                        1,200            54
      United Industrial                                          2,300            21
      Gencorp                                                    1,800            14
                                                                               1,523

      Heavy Electrical Equipment  3.6%

      GE                                                       134,800         7,144
      Emerson Electric                                           5,900           356
      American Power Conversion *                                3,500           143
      Rockwell                                                   2,600            82
      Cooper Industries                                          1,700            55
      Plug Power  *                                                600            37
      Spectra Physics Lasers *                                     500            35
      UCAR  *                                                    2,200            29
      Commscope *                                                  700            29
      Hubbell (Class B)                                          1,000            25
      Optical Cable *                                              800            24
      Thomas & Betts                                             1,100            21
      Cummins Engine                                               700            19
      Regal-Beloit                                               1,000            16
      Baldor Electric                                              700            13
      LSI Industries                                               500             8
      Ultrak *                                                     800             7
                                                                               8,043

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                                Shares         Value
------------------------------------------------------------------------------------
                                                                        In thousands
      Heavy Machinery  0.1%

      Deere                                                      3,300  $        122
      Trinity Industries                                         1,500            28
      Tennant                                                      300            11
      JLG Industries                                               900            11
      NACCO Industries (Class A)                                   300            11
      Titan                                                      1,600             8
      Terex *                                                      400             6
                                                                        ------------
                                                                                 197
                                                                        ------------
      Industrial Parts  0.8%

      United Technologies                                        6,302           371
      Illinois Tool Works                                        3,950           225
      Caterpillar                                                5,000           169
      Textron                                                    1,900           103
      Ingersoll-Rand                                             2,100            85
      AAON *                                                     3,400            84
      Parker Hannifin                                            2,119            73
      Genuine Parts                                              2,900            58
      ITT Industries                                             1,800            55
      Genlyte Group *                                            2,200            46
      American Standard *                                        1,000            41
      Thomas Industries                                          2,100            37
      EMCORE *                                                     300            36
      Pentair                                                    1,000            35
      Pall                                                       1,900            35
      Tecumseh Products                                            900            34
      Snap-On                                                    1,100            29
      Stanley Works                                              1,200            28
      Briggs & Stratton                                            800            27
      Lennox                                                     2,000            27
      Cymer *                                                      500            24
      Mark IV                                                    1,000            21
      Watts Industries (Class A)                                 1,500            19
      Manitowoc                                                    700            19
      Graco                                                        500            16
      Helix Technology                                             400            16
      Zoltek *                                                   1,600            14
      Mattson Technology *                                         400            13
      Kennametal                                                   500            11
      Semitool *                                                   600            10

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                                Shares         Value
------------------------------------------------------------------------------------
                                                                        In thousands
      Nordson                                                      200  $         10
      Aviation Sales *                                           1,200             7
      CIRCOR                                                       800             7
      Tokheim *                                                  2,900             5
      Waterlink *                                                  300             1
                                                                               1,791
                                                                             -------
      Total Industrial                                                        11,554
                                                                             -------


      RETAIL  4.9%

      Clothing Stores  0.5%

      The Gap                                                   11,750           367
      The Limited                                                6,400           138
      Intimate Brands                                            6,850           135
      TJX                                                        4,600            86
      Nordstrom                                                  2,300            56
      Footstar *                                                 1,200            40
      Neiman Marcus Group *                                      1,000            30
      Talbots                                                      500            27
      Venator Group *                                            2,500            26
      Ross Stores                                                1,400            24
      Gadzooks *                                                 1,800            21
      Abercrombie & Fitch (Class A) *                            1,616            20
      Payless Shoesource *                                         302            15
      AnnTaylor Stores *                                           400            13
      Too  *                                                       357             9
      Goody's Family Clothing *                                  1,600             9
      Burlington Coat Factory                                      800             9
      American Eagle Outfitters *                                  500             7
                                                                             -------
                                                                               1,032
                                                                             -------
      Department Stores  2.1%
      Wal-Mart                                                  60,600         3,492
      Target                                                     6,200           360
      Kohl's *                                                   4,400           245
      Sears                                                      5,000           163
      May Department Stores                                      4,750           114
      Federated Department Stores *                              3,000           101
      J.C. Penney                                                3,400            63
      Kmart *                                                    6,800            46
      Family Dollar Stores                                       2,300            45

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                                Shares         Value
------------------------------------------------------------------------------------
                                                                        In thousands
      Value City Dept Stores *                                   2,200  $         21
      Saks *                                                     1,875            20
      Dillards                                                   1,500            18
      ShopKo Stores *                                              900            14
      Ames Department Stores *                                     700             5
                                                                             -------
                                                                               4,707
                                                                             -------
      Grocery Stores  0.4%

      Safeway *                                                  6,800           307
      Kroger *                                                  11,500           254
      Albertson's                                                5,890           196
      Whole Foods Market *                                       1,100            45
      Delhaize America                                           2,434            43
      Hannaford Brothers                                           500            36
      Winn-Dixie                                                 1,800            26
      Weis Markets                                                 700            23
      Ruddick Corporation                                        1,000            12
      A&P                                                          600            10
                                                                             -------
                                                                                 952
                                                                             -------
      Specialty Retail  1.9%

      Home Depot                                                30,950         1,546
      Walgreen                                                  13,600           438
      CVS                                                        5,200           208
      Lowes                                                      5,000           205
      Costco Wholesale *                                         5,900           195
      Best Buy *                                                 2,700           171
      RadioShack                                                 2,400           114
      CDW Computer Centers *                                     1,600           100
      Circuit City Stores                                        2,900            96
      Staples *                                                  5,950            92
      Dollar General                                             4,550            89
      Bed Bath & Beyond *                                        2,000            72
      Tiffany & Company                                          1,000            67
      PC Connection *                                            1,050            60
      Dollar Tree Stores *                                       1,500            59
      PriceSmart *                                               1,500            57
      BJ's Wholesale Club *                                      1,600            53
      Toys "R" Us *                                              3,300            48
      Cost Plus *                                                1,500            43
      AutoZone *                                                 1,900            42
      Lands' End *                                               1,100            37

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                                Shares         Value
------------------------------------------------------------------------------------
                                                                        In thousands
      Consolidated Stores *                                      2,700  $         32
      Insight Enterprises *                                        500            30
      Direct Focus *                                               600            29
      Office Depot *                                             4,400            28
      Barnes & Noble *                                           1,200            27
      O'Reilly Automotive *                                      1,900            26
      Williams-Sonoma *                                            800            26
      Fastenal                                                     500            25
      Linens `n Things *                                           900            24
      Rite Aid                                                   3,700            24
      Bandag                                                     1,000            24
      Michaels Stores  *                                           500            23
      Duane Reade *                                                800            21
      Tuesday Morning *                                          1,800            19
      Zale *                                                       500            18
      Jo Ann Stores *                                            2,200            15
      Tweeter Home Entertainment Group *                           500            15
      Spiegel (Class A)                                          1,700            14
      Drugstore.com *                                            1,800            14
      OfficeMax *                                                2,600            13
      ValueVision International (Class A) *                        500            12
      Webvan Group  *                                            1,500            11
      eToys *                                                    1,500             9
      Ventro *                                                     400             8
      Gymboree *                                                 2,000             6
      Alloy Online  *                                              500             6
      Stamps.com  *                                                400             3
      E-Stamp *                                                    600             1
                                                                               4,295
                                                                             -------
      Total Retail                                                            10,986
                                                                             -------


      TECHNOLOGY  33.7%

      Communications Equipment  3.0%
      Lucent Technologies                                       43,985         2,606
      Motorola                                                  29,140           847
      QUALCOMM *                                                10,200           612
      ADC Telecommunications *                                   4,876           409
      Tellabs *                                                  5,800           397
      Sycamore Networks *                                        3,300           364

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                                Shares         Value
------------------------------------------------------------------------------------
                                                                        In thousands
      CIENA *                                                    1,700  $        283
      Comverse Technology *                                      2,200           205
      Scientific-Atlanta                                         2,400           179
      Plantronics *                                                600            69
      Aspect Telecommunications  *                               1,700            67
      Advanced Fibre Communications *                            1,200            54
      Terayon Communication Systems *                              800            51
      Polycom *                                                    500            47
      Harris                                                     1,300            43
      Powerwave Technologies *                                     900            40
      Tekelec *                                                    800            39
      Digital Microwave *                                        1,000            38
      Ditech Communications *                                      400            38
      Sawtek *                                                     600            35
      Harmonic Lightwaves *                                      1,359            34
      Natural MicroSystems *                                       300            34
      Inter-Tel                                                  2,100            34
      Cognitronics *                                             2,400            31
      ADTRAN *                                                     500            30
      VYYO *                                                       900            24
      P-COM *                                                    4,300            24
      InteliData Technologies *                                  2,100            22
      Allen Telecom *                                            1,200            21
      ANTEC *                                                      500            21
      Ulticom *                                                    700            17
      C-COR.net *                                                  500            13
      Com21 *                                                      500            12
      MCK Communications *                                         300             7
      InterVoice *                                                 969             6
      Glenayre Technologies *                                      600             6
                                                                        ------------
                                                                               6,759
                                                                        ------------
      Computer Communications Equipment  3.0%

      Cisco Systems *                                           96,068         6,103
      Brocade Communications Systems *                           1,480           271
      Extreme Networks *                                           700            74
      Emulex *                                                   1,100            72
      Alteon WebSystems *                                          700            70
      Cabletron Systems *                                        2,400            61
      Adaptec *                                                  2,300            52
      Proxim *                                                     300            30

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                                Shares         Value
------------------------------------------------------------------------------------
                                                                        In thousands
      Echelon *                                                    400  $         23
      Extended Systems *                                           200            19
      Electronics for Imaging *                                    700            18
      Apex                                                         400            18
      Paradyne Corporation *                                       500            16
      Ancor Communications *                                       400            14
      Gadzoox Networks  *                                          600             8
                                                                        ------------
                                                                               6,849
                                                                        ------------
      Computer Makers  3.0%
      Sun Microsystems *                                        21,700         1,974
      Dell Computer *                                           35,100         1,732
      Hewlett-Packard                                           13,700         1,711
      COMPAQ Computer                                           23,178           592
      Gateway 2000 *                                             4,300           244
      Apple Computer *                                           4,600           241
      MMC Networks *                                             1,000            53
      Digital Lightwave  *                                         400            40
      Micron Electronics *                                       1,500            19
      Silicon Graphics *                                         3,700            14
      Concurrent Computer *                                        900            12
      Palm *                                                       200             7
      XATA *                                                     1,200             5
                                                                        ------------
                                                                               6,644
                                                                        ------------
      Computer Software  8.0%
      Microsoft *                                               71,895         5,749
      Oracle *                                                  38,800         3,260
      IBM                                                       24,400         2,673
      VERITAS Software *                                         5,375           607
      Siebel Systems *                                           2,800           458
      Computer Associates                                        7,957           407
      Redback Networks *                                         1,900           341
      TIBCO Software  *                                          2,500           268
      i2 Technologies *                                          2,495           260
      Adobe Systems                                              1,700           221
      BEA Systems *                                              4,000           198
      BMC Software *                                             3,500           128
      Vignette *                                                 2,400           125
      Rational Software *                                        1,200           111
      Intuit *                                                   2,500           103
      Mercury Interactive *                                      1,000            97

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                        Shares         Value
--------------------------------------------------------------------------------
                                                                In thousands

      Sapient *                                            900          $ 96
      Peregrine Systems *                                2,275            79
      Cadence Design Systems *                           3,800            77
      Wind River Systems *                               1,972            75
      PeopleSoft *                                       4,200            70
      ISS Group *                                          700            69
      Unisys *                                           4,600            67
      Micromuse *                                          400            66
      Compuware *                                        6,300            65
      SABRE Group Holdings                               2,200            63
      NCR *                                              1,600            62
      Electronic Arts *                                    800            58
      Safeguard Scientifics *                            1,800            58
      Informix *                                         7,500            56
      Quest Software *                                   1,000            56
      Mentor Graphics *                                  2,800            55
      Parametric Technology *                            4,900            54
      Network Associates *                               2,600            53
      J. D. Edwards *                                    3,300            50
      Cerner *                                           1,800            49
      Citrix Systems *                                   2,500            47
      National Instruments *                             1,000            44
      Agile Software *                                     600            42
      Entrust Technologies *                               500            41
      Synopsys *                                         1,200            41
      Novell *                                           4,400            41
      NetIQ *                                              676            40
      Ansoft *                                           4,000            40
      Macrovision *                                        600            38
      Autodesk                                           1,100            38
      Symantec *                                           700            38
      LHS Group *                                        1,100            38
      Checkfree Holdings *                                 700            36
      National Computer Systems                            700            34
      Informatica *                                        400            33
      Advent Software *                                    500            32
      Hyperion Solutions *                                 970            31
      Software Technologies *                            1,000            31
      Manugistics Group *                                  600            28
      Acxiom *                                           1,000            28

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                         Shares         Value
--------------------------------------------------------------------------------
                                                                 In thousands

      Momentum Business Applications *                    3,746         $  28
      WatchGuard Technologies *                             500            27
      Legato Systems *                                    1,800            27
      Titan *                                               600            27
      MetaCreations *                                     2,200            26
      SeaChange International *                             900            26
      Sybase *                                            1,100            25
      MapInfo *                                             600            25
      Numerical Technologies *                              500            24
      Corsair Communications *                              800            23
      Midway Games *                                      2,739            22
      VA Linux Systems *                                    500            22
      Actuate *                                             400            21
      Mercator Software *                                   300            21
      Concord Communications *                              500            20
      Retek *                                               600            19
      AremisSoft *                                          600            19
      HNC Software *                                        300            19
      Progress Software *                                 1,000            18
      Predictive Systems *                                  500            18
      MicroStrategy (Class A) *                             600            18
      Accrue Software *                                     500            18
      MetaSolv Software *                                   400            18
      Daleen Technologies *                               1,100            17
      New Era of Networks *                                 400            17
      Policy Management Systems *                         1,100            17
      Netsolve *                                            600            16
      Allaire *                                             400            15
      Indus International *                               1,700            15
      SPSS *                                                500            15
      Lightbridge *                                         600            14
      Complete Busines Solutions *                          800            14
      Mercury Computer Systems *                            400            13
      Sagent Technology *                                   900            13
      viaLink Company *                                   1,200            12
      Evans & Sutherland Computer *                       1,900            12
      WebTrends *                                           300            12
      SilverStream Software *                               200            12
      FileNet *                                             600            11
      Puma Technology *                                     400            11

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------


                                                          Shares         Value
--------------------------------------------------------------------------------
                                                                  In thousands

      Exchange Applications *                                400       $    11
      ACTV *                                                 700            10
      Extensity *                                            300            10
      Unify *                                              1,200            10
      TenFold *                                              600            10
      Witness Systems *                                      400            10
      4Front Technology *                                    800            10
      Bindview Development *                                 800            10
      Latitude Communications *                              800             9
      SAGA SYSTEMS *                                         700             9
      Visual Networks *                                      300             9
      NetScout Systems *                                     600             8
      Bluestone Software *                                   300             8
      NetZero *                                            1,400             7
      Phoenix Technologies *                               2,400             7
      Eclipsys *                                             800             6
      Great Plains Software *                                300             6
      CFI *                                                1,400             6
      Norstan *                                            1,000             4
      Concur Technologies *                                  800             3
      eSoft                                                  400             3
      INSO *                                                 500             3
                                                                       -------
                                                                        17,941
                                                                       -------
      Electronic Equipment  2.5%
      Corning                                              3,970         1,071
      Agilent Technologies *                               6,987           515
      Level 3 Communications *                             4,500           396
      Solectron *                                          7,840           328
      Metromedia Fiber Network *                           5,800           230
      PE Biosystems                                        3,000           198
      Teradyne *                                           2,300           169
      Sanmina *                                            1,900           162
      Molex                                                3,250           157
      KLA-Tencor *                                         2,400           141
      Jabil Circuit *                                      2,600           129
      Vishay Intertechnology *                             2,805           106
      Dover                                                2,500           101
      Danaher                                              2,000            99
      Amphenol *                                           1,400            93
      Thermo Electron *                                    4,100            86

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------


                                                         Shares         Value
--------------------------------------------------------------------------------
                                                                 In thousands

      Power-One *                                           750          $ 85
      Andrew *                                            2,300            77
      American Tower Systems (Class A) *                  1,800            75
      KEMET *                                             2,600            65
      SCI Systems *                                       1,600            63
      Eaton                                                 900            60
      New Focus  *                                          700            58
      TeleCorp PCS *                                      1,400            57
      MRV Communications *                                  800            54
      Sensormatic Electronics *                           3,400            54
      Cognex *                                            1,000            52
      AVX                                                 2,200            50
      Meade Instruments *                                 2,000            50
      Netro *                                               800            46
      Zygo *                                                500            45
      Millipore                                             600            45
      Plexus *                                              400            45
      ACT Manufacturing *                                   950            44
      Newport                                               400            43
      Varian *                                              900            41
      ACLARA BioSciences *                                  800            41
      Ultratech Stepper *                                 2,600            39
      Tektronix                                             500            37
      SPX *                                                 300            36
      Advanced Energy Industries *                          600            35
      Litton Industries *                                   800            34
      Coherent *                                            400            34
      Credence Systems *                                    600            33
      Kimball                                             2,100            31
      EMS Technologies *                                  1,600            29
      General Cable                                       3,400            28
      X-Rite                                              3,000            28
      Crane                                               1,100            27
      DDi *                                                 800            23
      Molecular Devices *                                   300            21
      Thermo Instrument Systems *                         1,000            19
      United Dominion Industries                          1,100            19
      Cobalt Networks  *                                    300            17
      JPM *                                               3,100            17
      Unique Mobility *                                   2,100            17

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------


                                                          Shares         Value
--------------------------------------------------------------------------------
                                                                  In thousands

      Caliper Technologies *                                 300        $   14
      Wink Communications *                                  400            12
      Somera Communications *                                800            11
      Robotic Vision Systems *                               400             7
      Napco Security Systems *                             1,800             7
      Bioanalytical Systems *                              1,400             4
                                                                        ------
                                                                         5,710
                                                                        ------

      Information Services  1.0%
      Automatic Data Processing                            8,600           461
      First Data                                           5,700           283
      Electronic Data Systems                              6,200           256
      Computer Sciences *                                  2,500           187
      Convergys *                                          2,400           124
      Fiserv *                                             1,650            71
      DST Systems *                                          900            69
      Internap Network Services *                          1,600            66
      SunGard Data Systems *                               1,900            59
      Red Hat *                                            1,800            49
      Total Systems Services                               2,900            46
      Shared Medical Systems                                 600            44
      Primark *                                            1,000            37
      Healtheon *                                          2,400            35
      CSG Systems *                                          600            34
      Galileo                                              1,500            31
      Keynote Systems *                                      400            28
      HomeStore.com *                                        900            26
      BISYS Group *                                          400            25
      Keane *                                              1,000            22
      Sykes Enterprises *                                  1,600            21
      Cognizant Technology Solutions *                       600            20
      Affiliated Computer Services (Class A) *               600            20
      CoStar Group *                                         700            18
      PurchasePro.com *                                      400            16
      American Management Systems *                          500            16
      Interliant *                                           700            16
      Breakaway Solutions *                                  600            16
      SAVVIS Communications *                              1,200            16
      Calico Commerce *                                      900            15
      Data Return *                                          500            15
      MP3.com *                                            1,000            13

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--------------------------------------------------------------------------------

                                                      Shares         Value
--------------------------------------------------------------------------------
                                                              In thousands


      BSQUARE *                                          600         $  13
      CIBER *                                          1,000            13
      Multex.com *                                       500            13
      Perot Systems *                                  1,100            12
      AnswerThink *                                      720            12
      Agency.com *                                       600            11
      Student Advantage *                              1,400            10
      HotJobs.com *                                      700            10
      Pivotal *                                          400             9
      C-bridge Internet Solutions *                      500             9
      iGATE Capital *                                    600             8
      U.S. Interactive *                                 630             8
      QRS *                                              300             7
      Cambridge Technology Partners *                    800             7
      National Information Consortium *                  600             7
      Metro Information *                                600             6
      Technology Solutions *                             800             5
      Pegasus Solutions *                                450             5
      Loislaw *                                          500             4
      PFSweb *                                           500             2
      Circle.com *                                       500             2
      Opus360 *                                           30             0
                                                                    ------
                                                                     2,328
                                                                    ------

      Internet  4.2%
      America Online *                                32,120         1,694
      Yahoo! *                                         7,552           936
      Juniper Networks *                               4,200           611
      VeriSign *                                       2,675           472
      Broadcom *                                       1,400           307
      3Com                                             5,000           288
      Ariba *                                          2,600           255
      Exodus Communications *                          5,000           230
      e-bay *                                          3,400           185
      Broadvision *                                    3,519           178
      Inktomi *                                        1,500           177
      InfoSpace.com *                                  3,200           177
      CMGI *                                           3,846           176
      Amazon.com *                                     4,600           167
      Portal Software *                                2,200           141
      Vitria Technology *                              1,800           110

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                        Shares         Value
--------------------------------------------------------------------------------
                                                                In thousands

      GlobeSpan *                                          900       $   110
      RealNetworks *                                     2,100           106
      Macromedia *                                       1,000            97
      Commerce One *                                     2,100            96
      At Home *                                          4,550            94
      Priceline.com *                                    2,300            87
      Kana Communications *                              1,332            82
      Art Technology Group *                               800            81
      Software.com *                                       600            78
      Lycos *                                            1,400            76
      Phone.com *                                        1,000            65
      webMethods *                                         400            63
      E*TRADE *                                          3,600            59
      DoubleClick *                                      1,530            58
      Nuance Communications *                              700            58
      Verio *                                            1,000            55
      Efficient Networks *                                 740            54
      Digital Island *                                   1,100            53
      Copper Mountain *                                    600            53
      Infonet Services (Class B) *                       4,300            51
      PSINet *                                           1,900            48
      Critical Path *                                      800            47
      Interwoven *                                         400            44
      Clarent *                                            600            43
      Liberate Technologies *                            1,300            38
      Inet Technologies *                                  700            38
      E.piphany *                                          350            38
      Scient *                                             800            36
      Sonicwall *                                          400            35
      EarthLink *                                        2,230            34
      Navisite *                                           800            34
      Verticalnet *                                        900            33
      Choice One Communications *                          800            33
      Active Software *                                    400            31
      Internet Capital Group *                             820            30
      Proxicom *                                           600            29
      Tut Systems *                                        500            29
      USInternetworking *                                1,350            28
      AXENT Technologies *                               1,100            27
      CNET Networks *                                    1,100            27

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------


                                                         Shares         Value
--------------------------------------------------------------------------------
                                                                 In thousands

      AmeriTrade *                                        2,300        $   27
      Akamai Technologies *                                 219            26
      Engage *                                            2,000            26
      Appnet Systems *                                      700            25
      Go2Net *                                              500            25
      Luminex *                                             600            25
      Cacheflow *                                           400            25
      Ondisplay *                                           300            25
      Broadbase Software *                                  800            25
      Looksmart *                                         1,300            24
      IDT *                                                 700            24
      Viant *                                               800            24
      Saba Software *                                     1,100            23
      AsiaInfo Holdings *                                   500            22
      CareInsite *                                        1,200            21
      Internet Pictures *                                 1,400            21
      S1 *                                                  900            21
      Intertrust Technologies *                           1,000            21
      NetRatings *                                          800            21
      Digex *                                               300            20
      Tumbleweed Communications *                           400            20
      MatrixOne *                                           500            20
      FreeMarkets *                                         400            19
      HomeGrocer.com *                                    3,000            18
      Digitas *                                           1,100            18
      ORATEC Interventions *                                500            16
      F5 Networks *                                         300            16
      Netopia *                                             400            16
      Razorfish *                                         1,000            16
      Net Perceptions *                                   1,000            16
      About.com *                                           500            16
      Vicinity *                                            800            16
      Intranet Solutions *                                  400            15
      MarketWatch.com *                                     800            15
      Lifeminders *                                         500            15
      iXL Enterprises *                                   1,000            15
      FirePond *                                            400            14
      DigitalThink *                                        400            14
      Lante *                                               700            14

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------


                                                        Shares         Value
--------------------------------------------------------------------------------
                                                                In thousands

      Loudeye Technologies *                               800       $    14
      GoTo.com *                                           900            14
      Expedia *                                            900            13
      StarMedia Network *                                  700            13
      Ibasis *                                             300            13
      Rhythms NetConnections *                           1,000            13
      Telescan *                                         1,700            13
      VIA Net.Works *                                      800            12
      Netpliance *                                       1,300            12
      Packeteer *                                          400            12
      Mediaplex *                                          600            12
      Be Free *                                          1,200            11
      Quintus *                                            500            10
      Xpedior *                                            700            10
      Primus Knowledge Solutions *                         200             9
      AppliedTheory *                                      600             9
      Ebenx *                                              400             8
      Open Market *                                        600             8
      InterWorld *                                         400             8
      Lionbridge Technologies *                            800             8
      internet.com *                                       400             8
      Rare Medium Group *                                  500             8
      Pilot Network Services *                             500             7
      Inforte *                                            200             7
      Emerge Interactive *                                 400             7
      CyberSource *                                        500             7
      SportsLine USA *                                     400             7
      NetObjects *                                         700             6
      Ticketmaster Online-Citysearch *                     400             6
      OTG Software *                                       200             6
      Organic *                                            600             6
      Lightspan *                                        1,000             6
      Ask Jeeves *                                         300             5
      GRIC Communications *                                300             5
      High Speed Access *                                  800             5
      Preview Systems *                                    400             5
      IVillage *                                           600             5
      Neoforma.com *                                       700             5
      eGain Communications *                               400             5

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------


                                                          Shares         Value
--------------------------------------------------------------------------------
                                                                  In thousands

      Intraware *                                            300      $      5
      Sciquest *                                             300             3
      Caldera Systems *                                      200             3
      RoweCom *                                              300             2
                                                                      --------
                                                                         9,413
                                                                      --------
      Miscellaneous Computer Hardware  1.9%

      EMC *                                               29,586         2,276
      Network Appliance *                                  4,200           338
      Xerox                                                8,600           178
      Seagate Technology *                                 2,900           159
      Foundry Networks *                                   1,400           154
      Pitney Bowes                                         3,800           152
      Symbol Technologies                                  2,500           135
      Lexmark  Group (Class A) *                           1,600           108
      RSA Security *                                       1,400            97
      Zebra Technologies (Class A) *                       1,500            66
      Tech Data *                                          1,300            57
      Advanced Digital Information *                       3,400            54
      Sandisk *                                              800            49
      Franklin Electric *                                  4,800            43
      Black Box *                                            500            40
      Ingram Micro *                                       1,600            28
      Netegrity *                                            300            23
      Diebold                                                800            22
      Quantum *                                            2,200            21
      NYFIX *                                                500            21
      Procom Technology *                                    400            21
      Globix *                                               600            18
      Osicom Technologies *                                  200            17
      Interlink Electronics *                                400            17
      Storage Technology *                                 1,400            15
      Quantum *                                            1,150            13
      SmartDisk *                                            400            11
      Western Digital *                                    2,100            10
      Crossroads Systems *                                   380            10
      Ikon Office Solutions                                2,200             8
      Daisytek *                                             700             7
      Lanier Worldwide *                                   1,400             1
                                                                      --------
                                                                         4,169
                                                                      --------

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------


                                                        Shares         Value
--------------------------------------------------------------------------------
                                                                In thousands
      Semiconductor Capital Equipment  0.6%
      Applied Materials *                               10,689       $   969
      Novellus Systems *                                 2,700           153
      Varian Semiconductor Equipment *                     900            56
      Lam Research *                                     1,500            56
      PRI Automation *                                     500            33
      Applied Science & Technology *                       800            21
      Kulicke & Soffa *                                    300            18
      Electroglas *                                        500            11
                                                                     -------
                                                                       1,317
                                                                     -------

      Semiconductors  6.5%

      Intel                                             45,445         6,074
      Texas Instruments                                 22,000         1,511
      JDS Uniphase *                                     8,642           928
      Micron Technology *                                7,200           634
      Analog Devices *                                   4,600           350
      Xilinx *                                           4,200           347
      SDL *                                              1,000           285
      Altera *                                           2,600           265
      Maxim Integrated Products *                        3,700           251
      Linear Technology                                  3,800           243
      E-Tek Dynamics *                                     900           237
      LSI Logic *                                        4,200           227
      Vitesse Semiconductor *                            2,300           169
      Advanced Micro Devices *                           2,000           154
      Conexant Systems *                                 2,930           143
      Applied Micro Circuits *                           1,400           138
      National Semiconductor *                           2,400           136
      Rambus *                                           1,200           124
      RF Micro Devices *                                 1,300           114
      Atmel *                                            3,000           111
      Rectifier *                                        1,900           106
      Burr Brown *                                       1,200           104
      Supertex *                                         1,800            90
      Arrow Electronics *                                2,800            87
      Richardson Electronics                             5,400            87
      Rainbow Technologies *                             1,500            73
      Integrated Device Technology *                     1,100            66
      Amkor Technology *                                 1,800            63
      Finistar *                                         2,400            63

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------


                                                       Shares         Value
--------------------------------------------------------------------------------
                                                               In thousands

      PerkinElmer                                         900      $     60
      Cypress Semiconductor *                           1,400            59
      Cree *                                              400            53
      QLogic *                                            800            53
      Fairchild Semiconductor *                         1,300            53
      NVIDIA *                                            800            51
      TriQuint Semiconductor *                            500            48
      Virata *                                            800            48
      Semtech *                                           600            45
      Silicon Storage Technology *                        500            44
      Microchip Technology *                              750            44
      Micrel *                                          1,000            43
      Intersil Holding *                                  800            43
      Lattice Semiconductor *                             600            41
      Avnet                                               600            36
      Elantec Semiconductor *                             500            35
      TranSwitch *                                        450            35
      Kopin *                                             500            35
      Integrated Silicon Solution *                       900            34
      Dallas Semiconductor                                800            33
      MEMC Electronic Materials *                       1,700            31
      Oak Technology *                                  1,300            28
      Pericom Semiconductor *                             400            27
      Siliconix *                                         400            27
      Micro Linear *                                    3,800            27
      Alpha Industries *                                  600            26
      Zoran *                                             400            26
      REMEC *                                             600            25
      TelCom Semiconductor *                              600            24
      Microsemi *                                         700            24
      Actel *                                             500            23
      Quantum Effect Devices *                            400            23
      S3 *                                              1,400            21
      Silicon Image *                                     400            20
      Avanex *                                            200            19
      JNI                                                 600            19
      CTS                                                 400            18
      Brush Engineered Materials                          900            14
      DuPont Photomasks *                                 200            14

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                        Shares         Value
--------------------------------------------------------------------------------
                                                                In thousands

      ANADIGICS *                                          400      $     14
      Power Integrations *                                 500            12
      QuickLogic *                                         500            11
      Blue Wave Systems *                                  700             7
      Cohu                                                 200             5
                                                                      14,558
                                                                    --------
      Total Technology                                                75,688
                                                                    --------


      TELECOMMUNICATIONS  6.3%

      Telephone  5.2%
      SBC Communications                                46,497         2,011
      WorldCom *                                        38,340         1,760
      AT&T                                              51,268         1,621
      BellSouth                                         25,200         1,074
      Bell Atlantic                                     21,100         1,072
      GTE                                               13,000           809
      Sprint                                            11,800           602
      U S West                                           6,838           586
      Qwest Communications *                            10,000           497
      McLeod USA *                                       7,802           162
      NEXTLINK Communications *                          3,029           115
      NTL *                                              1,762           106
      Next Level Communications *                        1,200           103
      Allegiance Telecom *                               1,500            96
      Citizens Utilities *                               5,040            87
      Broadwing                                          2,948            76
      Centurytel                                         2,275            65
      Intermedia Communications *                        2,100            62
      Commonwealth Telephone Enterprises *               1,100            52
      Winstar Communications *                           1,150            39
      Williams Communications Group *                    1,100            37
      Turnstone Systems *                                  200            33
      Focal Communications *                               900            33
      GTS *                                              2,600            31
      Covad Communications Group *                       1,800            29
      General Communication *                            5,400            27
      American Communications *                          4,000            27
      Time Warner Telecom (Class A) *                      400            26
      Illuminet Holdings *                                 500            25

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                           Shares         Value
-------------------------------------------------------------------------------
                                                                   In thousands

      MGC Communications *                                    400       $    24
      Global Crossing Limited *                               828            22
      Northpoint Communications Holdings *                  1,700            19
      NorthEast Optic Network *                               300            19
      Dycom Industries *                                      400            18
      ITC DeltaCom *                                          800            18
      ITXC *                                                  500            18
      Talk.com *                                            3,000            17
      Viatel *                                                600            17
      CT Communications                                       600            17
      Pac-West Telecomm *                                     760            15
      CFW Communications                                      400            15
      Net2000 *                                               900            15
      Adelphia Business Solutions                             619            14
      ICG Communications *                                    600            13
      Net2Phone *                                             300            11
      Allied Riser Communications *                           700            10
      Network Plus *                                          700            10
      CapRock Communications *                                500            10
      US LEC *                                                500             9
      Z-Tel Technologies *                                    500             6
                                                                        -------
                                                                         11,580
                                                                        -------

      Wireless Communications  1.1%

      Sprint PCS *                                         12,200           726
      Nextel Communications *                              10,300           630
      VoiceStream Wireless *                                2,486           289
      ALLTEL                                                4,300           266
      Aether Systems *                                        450            92
      Telephone and Data Systems                              900            90
      U.S. Cellular *                                       1,300            82
      Western Wireless *                                      900            49
      Triton PCS Holdings *                                   800            46
      Spectrasite Holdings *                                1,600            45
      Tritel *                                              1,500            45
      Powertel *                                              600            43
      Rural Cellular (Class A) *                              400            31
      Dobson Communications (Class A) *                     1,000            19
      Boston Communications Group *                         1,300            18
      Alamosa PCS Holdings *                                  600            13

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                          Shares         Value
--------------------------------------------------------------------------------
                                                                 In thousands

      Teligent (Class A) *                                   500       $    12
      Centinal Communications *                              800            11
                                                                         2,507
                                                                       -------
      Total Telecommunications                                          14,087
                                                                       -------


      TRANSPORTATION  0.7%

      Airlines  0.2%
      Southwest Airlines                                   6,625           125
      Delta                                                1,700            86
      AMR *                                                1,900            50
      Continental Airlines *                                 900            42
      Atlas Air *                                          1,100            40
      USAir *                                                900            35
      UAL                                                    500            29
      Alaska Air Group *                                   1,000            27
      Mesaba Holdings *                                    2,550            24
      SkyWest                                                500            19
      Northwest Airlines *                                   400            12
      TWA *                                                3,500             8
                                                                       -------
                                                                           497
                                                                       -------

      Railroads  0.3%

      Kansas City Southern Industries                      1,700           151
      Burlington Northern Santa Fe                         6,100           140
      Union Pacific                                        3,500           130
      CSX                                                  3,600            76
      Norfolk Southern                                     5,100            76
      Wisconsin Central Transport *                        2,000            26
      St. Joe                                                600            18
      Wabtec                                                 825             9
                                                                       -------
                                                                           626
                                                                       -------

      Trucking, Shipping, Air Freight  0.2%
      FedEx *                                              4,100           156
      UPS                                                  1,300            77
      C.H. Robinson Worldwide                              1,100            54
      Overseas Shipholding Group                           1,400            35
      Expeditors International of Washington                 700            33
      U.S. Xpress Enterprises *                            3,900            32
      Forward Air *                                          600            24
      Werner Enterprises                                   2,025            23

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                         Shares         Value
--------------------------------------------------------------------------------
                                                                 In thousands

      M.S. Carriers *                                     1,100      $     19
      Iron Mountain *                                       500            17
      Alexander & Baldwin                                   700            16
      Circle International Group                            600            15
      EGL *                                                 450            14
      USA Truck *                                         2,200            13
      CNF Transportation                                    500            11
      Airbourne Freight                                     600            11
                                                                          550
                                                                     --------
      Total Transportation                                              1,673
                                                                     --------


      UTILIITES  2.1%

      Electric Utilities  1.7%
      AES *                                               6,000           274
      Duke Energy                                         4,600           259
      Southern                                            8,200           191
      Dynegy (Class A)                                    2,418           165
      American Electric Power                             4,640           137
      Dominion Resources                                  2,727           117
      TXU                                                 3,900           115
      PECO Energy                                         2,800           113
      PG&E                                                4,400           108
      Calpine *                                           1,600           105
      Unicom                                              2,700           104
      FPL Group                                           2,100           104
      Edison International                                4,300            88
      Public Service Enterprise                           2,500            87
      FirstEnergy                                         3,700            87
      Constellation Energy Group                          2,600            85
      Consolidated Edison                                 2,800            83
      Entergy                                             2,800            76
      DTE Energy                                          2,300            70
      Northeast Utilities                                 3,100            67
      Carolina Power & Light                              1,900            61
      CINergy                                             2,300            59
      Unisource Energy                                    3,900            59
      Sempra Energy                                       3,351            57
      Montana Power                                       1,600            57
      Florida Progress                                    1,200            56

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                         Shares         Value
--------------------------------------------------------------------------------
                                                                 In thousands

      DQE                                                 1,400        $   55
      GPU                                                 2,000            54
      Ameren                                              1,500            51
      PPL                                                 2,200            48
      Teco Energy                                         2,400            48
      WPS Resources                                       1,600            48
      New Century Energies                                1,600            48
      Allegheny Energy                                    1,700            47
      Northern States Power                               2,200            44
      Pinnacle West Capital                               1,300            44
      DPL                                                 2,000            44
      Niagara Mohawk *                                    3,100            43
      IPALCO Enterprises                                  2,000            40
      CMS Energy                                          1,700            38
      Potomac Electric Power                              1,400            35
      NiSource                                            1,800            34
      New York State Electric & Gas                       1,700            32
      Kansas City Power & Light                           1,400            32
      NSTAR                                                 700            28
      Wisconsin Energy                                    1,400            28
      Western Resources                                   1,700            26
      Interstate Energy                                   1,000            26
      UNITIL                                                900            24
      IDACORP                                               700            23
      UtiliCorp United                                    1,100            22
      Conectiv                                            1,300            20
      Rochester Gas & Electric                              800            18
      SCANA                                                 568            14
      Sierra Pacific Resources                              900            11
      Avista                                                500             9
                                                                       ------
                                                                        3,818
                                                                       ------

      Gas Utilities  0.4%

      El Paso Energy                                      3,200           163
      Marketspan                                          2,200            68
      Kinder Morgan                                       1,700            59
      Columbia Energy Group                                 850            56
      LG&E Energy                                         2,301            55
      MCN                                                 2,300            49
      National Fuel Gas                                   1,000            49
      American Water Works                                1,800            45

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands

      Equitable Resources                                    800      $     38
      NICOR                                                1,100            36
      Peoples Energy                                         900            29
      Questar                                              1,300            25
      Washington Gas Light Company                         1,000            24
      Vectren                                              1,200            21
      Laclede Gas                                          1,000            19
      Eastern Enterprises                                    300            19
      Southern Union                                       1,098            17
      Azurix *                                             2,300            16
      California Water Service Group                         500            12
                                                                           800
                                                                      --------
      Total Utiliites                                                    4,618
                                                                      --------



      MISCELLANEOUS  0.3%

      Miscellaneous  0.3%
      Transocean Sedco Forex                               2,975           159
      Reliant Energy                                       4,400           130
      Crown Castle International *                         2,200            80
      Santa Fe Snyder *                                    2,500            28
      C-Cube Microsystems *                                1,400            27
      Vornado Operating *                                  3,435            27
      Visteon *                                            2,186            27
      Sodexho Marriott Services                            1,350            22
      MeriStar Hospitality                                 1,000            21
      MIPS Technologies (Class B) *                          512            20
      Miami Computer Supply *                                750            19
      Evercel *                                            1,332            18
      Cabot Microelectronics *                               300            14
                                                                      --------
      Total Miscellaneous                                                  592
                                                                      --------

      Total Common Stocks (Cost  $188,431)                             218,077
                                                                      --------


      SHORT TERM INVESTMENTS 2.8%

      U.S. Government Obligations  0.2%
      United States Treasury Bills, 5.60%, 9/7/00        450,000           445
                                                                      --------
                                                                           445
                                                                      --------
      Money Market Funds  2.6%
      Reserve Investment Fund, 6.68% #                 5,726,373         5,726
                                                                      --------
                                                                         5,726
                                                                      --------

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
-------------------------------------------------------------------------------------------
Unaudited

                                                                       Shares         Value
-------------------------------------------------------------------------------------------
                                                                        In thousands
      Total Short-Term Investments (Cost  $6,171)                                     6,171
                                                                               ------------
 Total Investments in Securities
 99.8% of Net Assets (Cost $194,602)                                           $    224,248

 Futures Contracts
 In thousands
                                                        Contract      Unrealized
                                            Expiration  Value         Gain (Loss)
                                            ----------  -----------   -----------

 Long, 1 S&P MidCap 400 Index contracts,
 $20,000 of U.S. Treasury Bills
 pledged as initial margin                  9/00        $       244   $      (8)

 Long, 1 Nasdaq 100 Index contracts,
 $35,000 of U.S. Treasury Bills
 pledged as initial margin                  9/00                382          (1)

 Long, 4 Russell 2000 Index contracts,
 $70,000 of U.S. Treasury Bills
 pledged as initial margin                  9/00              1,045         (17)

 Long, 13 S&P 500 Index contracts,
 $265,000 of U.S. Treasury Bills
 pledged as initial margin                  9/00              4,771         (83)

 Net payments (receipts) of variation
 margin to date                                                             160
                                                                      -----------
 Variation margin receivable
 (payable) on open futures contracts                                                     51

 Other Assets Less Liabilities                                                          413
                                                                               ------------

 NET ASSETS                                                                    $    224,712
                                                                               ------------

 Net Assets Consist of:
 Accumulated net investment income - net of distributions                      $        900
 Accumulated net realized gain/loss - net of distributions                            1,503
 Net unrealized gain (loss)                                                          29,537
 Paid-in-capital applicable to 15,320,357 shares of $0.0001 par value capital stock outstanding; 1,000,000,000 shares of the
 Corporation authorized                                                             192,772
                                                                               ------------



 NET ASSETS                                                                    $    224,712
                                                                               ------------


 NET ASSET VALUE PER SHARE                                                     $      14.67
                                                                               ------------

    #  Seven-day yield
    *  Non-income producing
 REIT  Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------
Unaudited

-----------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
In thousands

                                                                       6 Months
                                                                          Ended
                                                                      6/30/2000

  Investment Income (Loss)

  Income
   Dividend                                                       $      1,068
   Interest                                                                218
                                                                  ------------
   Total income                                                          1,286

  Expenses
   Investment management and administrative                                421
                                                                  ------------
  Net investment income (loss)                                             865
                                                                  ------------

  Realized and Unrealized Gain (Loss)

  Net realized gain (loss)
   Securities                                                            1,134
   Futures                                                                   8
                                                                  ------------
   Net realized gain (loss)                                              1,142
                                                                  ------------
  Change in net unrealized gain or loss
   Securities                                                           (3,025)
   Futures                                                                (438)
                                                                  ------------
   Change in net unrealized gain or loss                                (3,463)
                                                                  ------------
  Net realized and unrealized gain (loss)                               (2,321)
                                                                  ------------
  INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS                                          $     (1,456)
                                                                  ------------


The accompanying notes are an integral part of these financial statements.

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

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------
Unaudited


----------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
In thousands

                                                       6 Months           Year
                                                          Ended          Ended
                                                        6/30/00       12/31/99

  Increase (Decrease) in Net Assets
  Operations
   Net investment income (loss)                      $      865    $     1,254
   Net realized gain (loss)                               1,142          1,631
   Change in net unrealized gain or loss                 (3,463)        26,722
                                                     ----------    -----------
   Increase (decrease) in net assets from operations     (1,456)        29,607
                                                     ----------    -----------
  Distributions to shareholders
   Net investment income                                      -         (1,186)
   Net realized gain                                          -         (1,380)
                                                     ----------    -----------
   Decrease in net assets from distributions                  -         (2,566)
                                                     ----------    -----------
  Capital share transactions *
   Shares sold                                           76,301        142,153
   Distributions reinvested                                   -          2,464
   Shares redeemed                                      (49,594)       (33,469)
   Redemption fees received                                  34             28
                                                     ----------    -----------
   Increase (decrease) in net assets from capital
   share transactions                                    26,741        111,176
                                                     ----------    -----------

  Net Assets

  Increase (decrease) during period                      25,285        138,217
  Beginning of period                                   199,427         61,210
                                                     ----------    -----------

  End of period                                      $  224,712    $   199,427
                                                     ----------    -----------

* Share information
   Shares sold                                            5,239         10,836
   Distributions reinvested                                   -            182
   Shares redeemed                                       (3,425)        (2,535)
                                                     ----------    -----------
   Increase (decrease) in shares outstanding              1,814          8,483


The accompanying notes are an integral part of these financial statements.

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

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------
Unaudited                                                          June 30, 2000


-----------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

     T. Rowe Price Index Trust, Inc. (the corporation) is registered under the Investment Company Act of 1940. The Total Equity Market Index Fund (the fund), a diversified, open-end management investment company, is one of the portfolios established by the corporation and commenced operations on January 30, 1998. The fund seeks to match the performance of the entire U.S. stock market by investing in a broad spectrum of small-, mid-, and large-cap stocks representative of the Wilshire 5000 Index.

     The accompanying financial statements are prepared in accordance with generally accepted accounting principles for the investment company industry; these principles may require the use of estimates by fund management.

     Valuation Equity securities listed or regularly traded on a securities exchange are valued at the last quoted sales price on the day the valuations are made. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day and securities regularly traded in the over-the-counter market are valued at the mean of the latest bid and asked prices. Other equity securities are valued at a price within the limits of the latest bid and asked prices deemed by the Board of Directors, or by persons delegated by the Board, best to reflect fair value.

     Short-term debt securities are valued at amortized cost which, when combined with accrued interest, approximates fair value.

     Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. Financial futures contracts are valued at closing settlement prices.

     Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

     Premiums and Discounts Premiums and discounts on debt securities are amortized for both financial reporting and tax purposes.

     Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------


     reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from those determined in accordance with generally accepted accounting principles. Payments ("variation margin") made or received by the fund to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unrealized gains and losses on futures contracts are included in Change in net unrealized gain or loss in the accompanying financial statements.


NOTE 2 - INVESTMENT TRANSACTIONS

     Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

     Futures Contracts At June 30, 2000, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.

     Other Purchases and sales of portfolio securities, other than short-term securities, aggregated $34,586,000 and $5,174,000, respectively, for the six months ended June 30, 2000.


NOTE 3 - FEDERAL INCOME TAXES

     No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income.

     At June 30, 2000, the cost of investments for federal income tax purposes was substantially the same as for financial reporting and totaled $194,602,000. Net unrealized gain aggregated $29,646,000 at period-end, of which $51,912,000 related to appreciated investments and $22,266,000 to depreciated investments.

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------


NOTE 4 - RELATED PARTY TRANSACTIONS

     The investment management and administrative agreement between the fund and T. Rowe Price Associates, Inc. (the manager) provides for an all-inclusive annual fee, of which $76,000 was payable at June 30, 2000. The fee, computed daily and paid monthly, is equal to 0.40% of the fund's average daily net assets. Pursuant to the agreement, investment management, shareholder servicing, transfer agency, accounting, and custody services are provided to the fund, and interest, taxes, brokerage commissions, and extraordinary expenses are paid directly by the fund.

     The fund may invest in the Reserve Investment Fund and Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. The Reserve Funds are offered as cash management options only to mutual funds and other accounts managed by T. Rowe Price and its affiliates and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the six months ended June 30, 2000, totaled $203,000 and are reflected as interest income in the accompanying Statement of Operations.

T. ROWE PRICE SHAREHOLDER SERVICES
--------------------------------------------------------------------------------



    INVESTMENT SERVICES AND INFORMATION


               Knowledgeable Service Representatives

               By Phone 1-800-225-5132 Available Monday through Friday from 8 a.m. to 10 p.m. ET and weekends from 8:30 a.m. to 5 p.m. ET.

               In Person  Available in T. Rowe Price Investor Centers.


               ACCOUNT SERVICES

               Checking Available on most fixed-income funds ($500 minimum).

               Automatic Investing From your bank account or paycheck.

               Automatic Withdrawal  Scheduled, automatic redemptions.

               Distribution Options Reinvest all, some, or none of your distributions.

               Automated 24-Hour Services  Including Tele*Access(R)and the
               T. Rowe Price Web site on the Internet. Address:
               www.troweprice.com


               BROKERAGE SERVICES*

               Individual Investments Stocks, bonds, options, precious metals, and other securities at a savings over full-service commission rates. **


               INVESTMENT INFORMATION

               Combined Statement Overview of all your accounts with T. Rowe Price.

               Shareholder Reports Fund managers' reviews of their strategies and results.

               T. Rowe Price Report Quarterly investment newsletter discussing markets and financial strategies.

               Performance Update Quarterly review of all T. Rowe Price fund results.

               Insights Educational reports on investment strategies and financial markets.

               Investment Guides Asset Mix Worksheet, College Planning Kit, Diversifying Overseas: A Guide to International Investing, Personal Strategy Planner, Retirees Financial Guide, and Retirement Planning Kit.

               * T. Rowe Price Brokerage is a division of T. Rowe Price Investment Services, Inc., Member NASD/SIPC.

               ** Based on a July 2000 survey for representative-assisted stock trades. Services vary by firm, and commissions may vary depending on size of order.

T. ROWE PRICE MUTUAL FUNDS
--------------------------------------------------------------------------------

STOCK FUNDS

Domestic

Blue Chip Growth
Capital Appreciation
Capital Opportunity
Diversified Small-Cap Growth
Dividend Growth
Equity Income
Equity Index 500
Extended Equity Market Index
Financial Services
Growth & Income
Growth Stock
Health Sciences
Media & Telecommunications
Mid-Cap Growth
Mid-Cap Value
New America Growth
New Era
New Horizons*
Real Estate
Science & Technology
Small-Cap Stock
Small-Cap Value
Spectrum Growth
Tax-Efficient Growth
Total Equity Market Index
Value

International/Global

Emerging Markets Stock
European Stock
Global Stock
International Discovery*
International Growth & Income
International Stock
Japan
Latin America
New Asia
Spectrum International

BOND FUNDS

Domestic Taxable

Corporate Income
GNMA
High Yield
New Income
Short-Term Bond
Short-Term U.S. Government
Spectrum Income
Summit GNMA
Summit Limited-Term Bond
U.S. Treasury Intermediate
U.S. Treasury Long-Term

Domestic Tax-Free

California Tax-Free Bond
Florida Intermediate Tax-Free
Georgia Tax-Free Bond
Maryland Short-Term
Tax-Free Bond
Maryland Tax-Free Bond
New Jersey Tax-Free Bond
New York Tax-Free Bond
Summit Municipal Income
Summit Municipal Intermediate
Tax-Free High Yield
Tax-Free Income
Tax-Free Intermediate Bond
Tax-Free Short-Intermediate
Virginia Short-Term
Tax-Free Bond
Virginia Tax-Free Bond

International/Global

Emerging Markets Bond
Global Bond
International Bond

MONEY MARKET FUNDS+

Taxable

Prime Reserve
Summit Cash Reserves
U.S. Treasury Money

Tax-Free

California Tax-Free Money
New York Tax-Free Money
Summit Municipal
Money Market
Tax-Exempt Money

BLENDED ASSET FUNDS

Balanced
Personal Strategy Balanced
Personal Strategy Growth
Personal Strategy Income
Tax-Efficient Balanced

T. ROWE PRICE NO-LOAD
VARIABLE ANNUITY


Equity Income Portfolio
International Stock Portfolio
Limited-Term Bond Portfolio
Mid-Cap Growth Portfolio
New America Growth Portfolio
Personal Strategy Balanced
Portfolio
Prime Reserve Portfolio


*  Closed to new investors.

+ Investments in the funds are not insured or guaranteed by the FDIC or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.


Please call for a prospectus, which contains complete information, including fees and expenses. Read it carefully before investing.

The T. Rowe Price No-Load Variable Annuity [#V6021] is issued by Security Benefit Life Insurance Company. In New York, it [#FSB201(11-96)] is issued by First Security Benefit Life Insurance Company of New York, White Plains, NY.
T. Rowe Price refers to the underlying portfolios' investment managers and the distributors, T. Rowe Price Investment Services, Inc.; T. Rowe Price Insurance Agency, Inc.; and T. Rowe Price Insurance Agency of Texas, Inc. The Security Benefit Group of Companies and the T. Rowe Price companies are not affiliated. The variable annuity may not be available in all states. The contract has limitations. Call a representative for costs and complete details of the coverage.

T. ROWE PRICE ADVISORY SERVICES AND RETIREMENT RESOURCES
--------------------------------------------------------------------------------


  ADVISORY SERVICES, RETIREMENT RESOURCES

     T. Rowe Price is your full-service retirement specialist. We have developed unique advisory services that can help you meet the most difficult retirement challenges. Our broad array of retirement plans is suitable for individuals, the self-employed, small businesses, corporations, and nonprofit organizations. We also provide recordkeeping, communications, and investment management services, and our educational materials, self-help planning guides, and software tools are recognized as among the industry's best. For information or to request literature, call us at 1-800-638-5660, or visit our Web site at www.troweprice.com.

     ADVISORY SERVICES

     T. Rowe Price Retirement Income Manager(SM) helps retirees or those within two years of retirement determine how much income they can take in retirement. The program uses extensive statistical analysis and the input of financial planning professionals to suggest an income plan that best meets your objectives.

     T. Rowe Price Rollover Investment Service offers asset allocation advice to those planning a major change in their qualified retirement plans, such as a 401(k) rollover from a previous employer or an IRA transfer.

     RETIREMENT RESOURCES AT T. ROWE PRICE

     Traditional, Roth, and Rollover IRAs
     SEP-IRA and SIMPLE IRA
     Profit Sharing
     Money Purchase Pension
     "Paired" Plans (Money Purchase
     Pension and Profit Sharing Plans)
     401(k) and 403(b)
     457 Deferred Compensation

     Planning and Informational Guides

     Minimum Required Distributions Guide
     Retirement Planning Kit
     Retirees Financial Guide
     Tax Considerations for Investors

     Insights Reports

     The Challenge of Preparing for Retirement
     Financial Planning After Retirement
     The Roth IRA: A Review

     Software Packages

     T. Rowe Price Retirement Planning
      Analyzer(TM) CD-ROM or diskette $19.95.
      To order, please call 1-800-541-5760.
      Also available on the Internet for $9.95.

     T. Rowe Price Variable Annuity Analyzer(TM)
      CD-ROM or diskette, free. To order,
      please call 1-800-469-5304.

     T. Rowe Price Immediate Variable
      Annuity (Income Account)

     Investment Kits

     We will be happy to send you one of our easy-to-follow investment kits when you are ready to invest in any T. Rowe Price retirement vehicle, including IRAs, qualified plans, small-business plans, or our no-load variable annuities.

For fund and account information
or to conduct transactions,
24 hours, 7 days a week
By touch-tone telephone
Tele*Access 1-800-638-2587
By Account Access on the Internet
www.troweprice.com/access

For assistance
with your existing
fund account, call:
Shareholder Service Center
1-800-225-5132

To open a brokerage account
or obtain information, call:
1-800-638-5660

Internet address:
www.troweprice.com

Plan Account Lines for retirement plan participants:
The appropriate 800 number appears on your retirement account statement.

T. Rowe Price Associates
100 East Pratt Street
Baltimore, Maryland  21202

This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus appropriate to the fund or funds covered in this report.

Walk-In Investor Centers:
For directions, call 1-800-225-5132
or visit our Web site.


Baltimore Area
Downtown
101 East Lombard Street
Owings Mills
Three Financial Center
4515 Painters Mill Road


Boston Area
386 Washington Street
Wellesley


Colorado Springs
4410 ArrowsWest Drive


Los Angeles Area
Warner Center
21800 Oxnard Street, Suite 270
Woodland Hills


Tampa
4200 West Cypress Street
10th Floor


Washington, D.C.
900 17th Street N.W.
Farragut Square



[LOGO OF T. ROWE PRICE]

T. Rowe Price Investment Services, Inc., Distributor.            F23-051 6/30/00

64